December 10, 1998

Northwestern
Mutual Life-Registered Trademark-
The Quiet Company-Registered Trademark-

          Northwestern Mutual Variable Joint Life
               FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY INSURANCE PAYABLE ON SECOND DEATH

PROSPECTUS

                                    [GRAPHIC]
                                SUCCESS
                                      COMMITMENT
                                PROSPERITY
                                      GOALS
                                INVENTIONS
                                      STRUCTURE


Northwestern Mutual
Series Fund, Inc.


The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI  53202
414 271 1444

CONTENTS FOR THIS PROSPECTUS

                                                                            Page
                                                                            ----
Prospectus................................................................    1
Summary...................................................................    2
    Variable Life Insurance...............................................    2
    The Account and its Divisions.........................................    2
    The Policy............................................................    2
      Availability Limitations............................................    2
      Premiums............................................................    2
      Death Benefit.......................................................    2
      Cash Value..........................................................    2
      Deductions and Charges..............................................    2
        From Premiums.....................................................    2
        From Policy Value.................................................    2
        From Surrender Proceeds...........................................    3
        From the Fund.....................................................    3
The Northwestern Mutual Life Insurance Company,
    Northwestern Mutual Variable Life Account and
        Northwestern Mutual Series Fund, Inc..............................    4
    Northwestern Mutual Life..............................................    4
    The Account...........................................................    4
    The Fund..............................................................    4
    Aggressive Growth Stock Portfolio.....................................    4
    International Equity Portfolio........................................    5
    Growth Stock Portfolio................................................    5
    Growth and Income Stock Portfolio.....................................    5
    Index 500 Stock Portfolio.............................................    5
    Balanced Portfolio....................................................    5
    High Yield Bond Portfolio.............................................    5
    Select Bond Portfolio.................................................    5
    Money Market Portfolio................................................    5
Detailed Information About the Policy.....................................    5
    Premiums..............................................................    5
    Death Benefit.........................................................    6
      Death Benefit Options...............................................    6
      Choice of Tests for Tax Purposes....................................    6
      Death Benefit Changes...............................................    6
    Allocations to the Account............................................    7
    Deductions and Charges................................................    7
      Deductions from Premiums............................................    7
      Charges against the Policy Value....................................    7
      Surrender Charge....................................................    8
      Expenses of the Fund................................................    8
    Cash Value............................................................    8
    Policy Loans..........................................................    9
    Withdrawals of Cash Value.............................................    9

                                                                            Page
                                                                            ----
    Termination and Reinstatement.........................................    9
    Right to Return Policy................................................   10
    Other Policy Provisions...............................................   10
      Owner...............................................................   10
      Beneficiary.........................................................   10
      Incontestability....................................................   10
      Suicide.............................................................   10
      Misstatement of Age or Sex..........................................   10
      Collateral Assignment...............................................   10
      Deferral of Determination and Payment...............................   10
      Dividends...........................................................   11
    Voting Rights.........................................................   11
    Substitution of Fund Shares and Other Changes.........................   11
    Reports...............................................................   11
    Distribution of the Policies..........................................   11
    Tax Considerations....................................................   12
      General.............................................................   12
      Life Insurance Qualification........................................   12
      Tax Treatment of Life Insurance.....................................   12
      Modified Endowment Contracts........................................   12
      Estate and Generation Skipping Taxes................................   13
      Other Tax Considerations............................................   14
Other Information.........................................................   14
    Management............................................................   14
    Regulation............................................................   16
    Year 2000 Issues......................................................   17
    Legal Proceedings.....................................................   17
    Registration Statement................................................   17
    Experts...............................................................   17
Financial Statements......................................................   18
    Financial Statements of the Account
     (for the nine months ended
     September 30, 1998 -- unaudited).....................................   18
    Report of Independent Accountants
     (for the two years ended December 31, 1997)..........................   24
    Financial Statements of the Account
     (for the two years ended December 31, 1997)..........................   25
    Financial Statements of Northwestern Mutual Life
     (for the three years ended December 31, 1997)........................   31
    Report of Independent Accountants
     (for the three years ended December 31, 1997)........................   44
Appendix A................................................................   45
Appendix B................................................................   54

PROSPECTUS

NORTHWESTERN MUTUAL VARIABLE JOINT LIFE

FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY
INSURANCE PAYABLE ON SECOND DEATH

This prospectus describes the Variable Joint Life Policy (the "Policy") offered by The Northwestern Mutual Life Insurance Company. The Policy provides life insurance coverage on two insureds with a death benefit payable on the second death while the policy is in force.

The Policy offers flexible premium payments, nine investment funding options and a choice of three death benefit options.

The investment options correspond to the Portfolios of Northwestern Mutual Series Fund, Inc. (the "Fund"). The prospectus for the Fund, attached to this prospectus, describes the investment objectives of the nine portfolios: the Aggressive Growth Stock Portfolio, the International Equity Portfolio, the Growth Stock Portfolio, the Growth and Income Stock Portfolio, the Index 500 Stock Portfolio, the Balanced Portfolio, the High Yield Bond Portfolio, the Select Bond Portfolio and the Money Market Portfolio.

The values provided by the Policy vary daily depending on investment results. These values are not guaranteed. The Portfolios present varying degrees of investment risk.

A Policy may be returned for a limited period of time. See "Right to Return Policy", p. 10.

IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH A VARIABLE LIFE INSURANCE POLICY. SEE DEDUCTIONS AND CHARGES AND CASH VALUE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR NORTHWESTERN MUTUAL SERIES FUND, INC. WHICH IS ATTACHED HERETO, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                       --

SUMMARY

THE FOLLOWING SUMMARY PROVIDES A BRIEF OVERVIEW OF THE POLICY. IT OMITS DETAILS WHICH ARE INCLUDED ELSEWHERE IN THIS PROSPECTUS AND THE ATTACHED FUND PROSPECTUS AND IN THE TERMS OF THE POLICY.

VARIABLE LIFE INSURANCE

Variable life insurance is cash value life insurance and is similar in many ways to traditional fixed benefit life insurance. Both kinds of life insurance provide an income tax-free death benefit and a cash value that grows tax-deferred. Variable life insurance allows the policyowner to direct the premiums, after certain deductions, among a range of investment options. The variable life insurance death benefit and cash value vary to reflect the performance of the selected investments.

THE ACCOUNT AND ITS DIVISIONS

Northwestern Mutual Variable Life Account is the investment vehicle for the Policies. The Account has nine divisions. The owner of the Policy determines how net premiums are to be allocated. The assets of each division are invested in a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. The nine Portfolios are the Aggressive Growth Stock Portfolio, the International Equity Portfolio, the Growth Stock Portfolio, the Growth and Income Stock Portfolio, the Index 500 Stock Portfolio, the Balanced Portfolio, the High Yield Bond Portfolio, the Select Bond Portfolio and the Money Market Portfolio. The investment objectives of the Portfolios are briefly described herein. See "The Fund", p. 4. For additional information see the attached prospectus for the Fund.

THE POLICY

AVAILABILITY LIMITATIONS The Variable Joint Life Policy is available for two insureds each between ages 20 and 85. The minimum Specified Amount of insurance is $1,000,000, or $500,000 if the older insured's issue age is age 50 or older.

PREMIUMS Premiums may be paid at any time and in any amounts, within limits, but additional premiums will be required to keep the Policy in force if values become insufficient to pay current charges.

DEATH BENEFIT  The Policy offers a choice of three death benefit options:

- SPECIFIED AMOUNT (OPTION A)

- SPECIFIED AMOUNT PLUS POLICY VALUE (OPTION B)

- SPECIFIED AMOUNT PLUS PREMIUMS PAID (OPTION C)

In each case, the death benefit will be at least the amount needed to meet federal income tax requirements for life insurance. The Specified Amount is selected by the applicant when the Policy is purchased and may be increased or decreased by the owner, within limits and subject to conditions, after a Policy is issued. The amount of the death benefit is not guaranteed.

CASH VALUE The cash value of a Policy is not guaranteed and varies daily to reflect investment experience. A Policy may be surrendered for its cash value. The Policy also includes loan and withdrawal provisions.

DEDUCTIONS AND CHARGES

FROM PREMIUMS

- Deduction of 3.6% for local, state and federal taxes attributable to premiums

- Sales load of 6.4% up to the Target Premium in Policy years 1-10, and 2.4% of all other premiums

FROM POLICY VALUE

- Cost of insurance charge deducted monthly, is based on the net amount at risk, Policy duration, and the issue age, sex and risk classification of the insured persons. Current charges are based on the experience of Northwestern Mutual Life. Maximum charges are based on the 1980 CSO Mortality Tables.

- Monthly mortality and expense risk charge. This consists of two components:

  (1) THE INVESTED ASSETS COMPONENT--The current charge is at the annual rate of .45% (0.0375% monthly rate) of the Policy Value less any Policy debt. The maximum charge is at the annual rate of .90% (0.075% monthly rate).

  (2) THE SPECIFIED AMOUNT COMPONENT--The charge is based on the Specified Amount and the issue ages of the insured persons, and applies during the first 10 Policy years. The range on an annual basis is from 4 CENTS

                                       --
  per $1,000 of initial Specified Amount if both insured persons are issue age 25 or younger, up to $1.72 per $1,000 of initial Specified Amount if both insured persons are issue age 72 or older.

- Monthly administrative charge. The current charge is $5.00. The maximum charge is $7.50.

- Monthly underwriting and issue charge. The charge is based on the Specified Amount and risk classification of the insured persons. It applies during the first 10 Policy years. The range is from 1.5 CENTS to 3.5 CENTS per $1,000 of initial Specified Amount, with a maximum monthly charge of $75 to $175.

- Deferred sales charge deducted monthly. The charge is 7.5% (0.625% monthly rate) of premiums paid during the first Policy year up to the Target Premium. During the first Policy year the monthly deduction is based on cumulative premiums paid to date up to the Target Premium. The charge applies during the first 10 Policy years.

- Charge for expenses and taxes associated with the Policy loan, if any. The aggregate charge is at the current annual rate of .90% (0.075% monthly rate) of the Policy debt during the first ten Policy years and .35% (.029167%) thereafter.

- Any transaction charges that may result from a withdrawal, a transfer, a change in the Specified Amount or a change in the death benefit option. These charges are currently waived. The maximum charge is $250 for death benefit option changes and $25 for each of the other transactions.

FROM SURRENDER PROCEEDS

- A surrender charge equal to 50% of the premiums actually paid during the first Policy year or the Target Premium, whichever is less. Beginning with the second Policy year, the surrender charge decreases by the same dollar amount month by month to zero at the end of the tenth Policy year.

FROM THE FUND

- A daily charge for investment advisory and other services provided to the Fund. The total Fund expenses vary by Portfolio and currently fall in an approximate range of .21% to .77% of assets on an annual basis.

The following table shows the annual expenses for each of the Portfolios of the Fund, as a percentage of the average net assets of the Portfolio, based on 1997 operations for the Portfolios and their predecessors:

                           INVESTMENT
PORTFOLIO                 ADVISORY FEE    OTHER EXPENSES   TOTAL EXPENSES
-----------------------  ---------------  ---------------  ---------------
Aggressive Growth
 Stock.................           .52%             .01%             .53%
International Equity...           .67%             .10%             .77%
Growth Stock...........           .47%             .02%             .49%
Growth and Income
 Stock.................           .59%             .01%             .60%
Index 500 Stock........           .20%             .01%             .21%
Balanced...............           .30%             .00%             .30%
High Yield Bond........           .52%             .03%             .55%
Select Bond............           .30%             .00%             .30%
Money Market...........           .30%             .00%             .30%

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THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY,
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT AND
NORTHWESTERN MUTUAL SERIES FUND, INC.

NORTHWESTERN MUTUAL LIFE

The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fifth largest life insurance company, based on total assets in excess of $71 billion on December 31, 1997, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual Life sells life and disability insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Internal Revenue Service Employer Identification Number of Northwestern Mutual Life is 39-0509570.

THE ACCOUNT

Northwestern Mutual Variable Life Account was established by the Trustees of Northwestern Mutual Life on November 23, 1983, in accordance with the provisions of Wisconsin insurance law. Under Wisconsin law the income, gains and losses, realized or unrealized, of the Account are credited to or charged against the assets of the Account without regard to other income, gains or losses of Northwestern Mutual Life. The Account is used only for variable life insurance policies, including the Policies described in this prospectus as well as other policy series.

The Account is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not involve supervision of management or investment practices or policies. The Account has nine divisions. All of the assets of each division are invested in shares of the corresponding Portfolio of the Fund described below.

THE FUND

Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Shares of each Portfolio of the Fund are purchased by the corresponding division of the Account at their net asset value without any sales charge.

The investment adviser for the Fund is Northwestern Mutual Investment Services, LLC ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life. The investment advisory agreements for the respective Portfolios provide that NMIS will provide services and bear certain expenses of the Fund. For providing investment advisory and other services and bearing Fund expenses, the Fund pays NMIS a fee at an annual rate which ranges from .20% of the aggregate average daily net assets of the Index 500 Stock Portfolio to a maximum of .67% for the International Equity Portfolio, based on 1997 asset size. Other expenses borne by the Portfolios range from 0% for the Select Bond, Money Market and Balanced Portfolios to .10% for the International Equity Portfolio. Northwestern Mutual Life provides certain personnel and facilities used by NMIS in performing its investment advisory functions and is a party to the investment advisory agreement. J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. have been retained under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively.

The investment objectives and types of investments for each of the nine Portfolios of the Fund are set forth below. There can be no assurance that the objectives of the Portfolios will be realized. For more information about the investment objectives and policies, the attendant risk factors and expenses, see the Fund prospectus.

AGGRESSIVE GROWTH STOCK PORTFOLIO. The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.

                                       --

INTERNATIONAL EQUITY PORTFOLIO. The investment objective of the International Equity Portfolio is long-term capital growth. It pursues its objective through a flexible policy of investing in stocks and debt securities of companies and governments outside the United States.

GROWTH STOCK PORTFOLIO. The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.

GROWTH AND INCOME STOCK PORTFOLIO. The investment objective of the Growth and Income Stock Portfolio is long-term growth of capital and income. Ordinarily the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock.

INDEX 500 STOCK PORTFOLIO. The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index. Stocks generally are more volatile than debt securities and involve greater investment risks.

BALANCED PORTFOLIO. The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The Balanced Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. Investment in the Balanced Portfolio necessarily involves the risks inherent in stocks and debt securities of varying maturities, including the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.

HIGH YIELD BOND PORTFOLIO. The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation by investing primarily in fixed income securities that are rated below investment grade by the major rating agencies.

SELECT BOND PORTFOLIO. The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio will invest primarily in debt securities. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.

MONEY MARKET PORTFOLIO. The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities generally not exceeding one year. The return produced by these securities will reflect fluctuations in short-term interest rates.

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DETAILED INFORMATION ABOUT THE POLICY

PREMIUMS

The Policy permits premiums to be paid at any time before the Policy anniversary that is nearest the 95th birthday of the younger insured and in any amounts within the limits described in this section.

The Specified Amount selected when the Policy is purchased is used to determine the minimum initial premium. The minimum initial premium varies with the issue age and sex of the insured persons.

A Target Premium is calculated when the Policy is issued and is used in determining the sales load, commissions, surrender charge and other expense charges during the first 10 Policy years. The Target Premium is based on the Specified Amount and the age, sex and risk classification of the insured persons.

After a Policy is issued, there are no minimum premiums, except that no premium of less than $25 will be accepted. The Policy will remain in force during the lifetime of at least one of the insured persons so long as the cash value is sufficient to pay the monthly cost of insurance charge and other current charges.

The Policy sets no maximum on premiums, but a premium that would increase the net amount at risk will be accepted only if the insurance, as increased, will be within the issue limits of Northwestern Mutual Life, the insureds meet the insurability requirements and the premium is received prior to the anniversary

                                       --
nearest the older insured's 85th birthday. If the Guideline Premium/Cash Value Corridor Test has been elected, a premium will not be accepted if it would disqualify the Policy as life insurance for federal income tax purposes. See "Choice of Tests for Tax Purposes", below and "Tax Considerations", p. 12.

DEATH BENEFIT

DEATH BENEFIT OPTIONS The death benefit is payable on the second death while the Policy is in force. The Policy provides for three death benefit options:

SPECIFIED AMOUNT (OPTION A) The Specified Amount is selected by the applicant when the Policy is purchased.

SPECIFIED AMOUNT PLUS POLICY VALUE (OPTION B) The Policy Value is the cumulative amount invested, adjusted for investment results, reduced by the charges for insurance and other expenses.

SPECIFIED AMOUNT PLUS PREMIUMS PAID (OPTION C)

The selected death benefit option will be in effect before the Policy anniversary nearest the 100th birthday of the younger insured, and the death benefit will be equal to the Policy Value after that date.

Under any of the Options, or on or after the Policy anniversary nearest the 100th birthday of the younger insured, the death benefit will be increased if necessary to meet the definitional requirements for life insurance for federal income tax purposes as discussed below.

CHOICE OF TESTS FOR TAX PURPOSES A Policy must satisfy one of two testing methods to qualify as life insurance for federal income tax purposes. The purchaser may choose either the Guideline Premium/ Cash Value Corridor Test or the Cash Value Accumulation Test. Both tests require the Policy to meet minimum ratios, or multiples, of death benefit to the Policy Value. The minimum multiple decreases as the age of the insured persons advances. The choice of testing methods is made when a Policy is purchased and it may not be changed.

For the Guideline Premium/Cash Value Corridor Test the minimum multiples of death benefit to the Policy Value are shown in the following table. The attained age of the younger insured is used even if the younger insured is no longer living.

                          GUIDELINE PREMIUM/CASH VALUE
                            CORRIDOR TEST MULTIPLES
                              YOUNGER INSURED AGE

   ATTAINED        POLICY         ATTAINED        POLICY
     AGE           VALUE %          AGE           VALUE %
--------------  -------------  --------------  -------------
40 or under...          250    61............          128
41............          243    62............          126
42............          236    63............          124
43............          229    64............          122
44............          222    65............          120
45............          215    66............          119
46............          209    67............          118
47............          203    68............          117
48............          197    69............          116
49............          191    70............          115
50............          185    71............          113
51............          178    72............          111
52............          171    73............          109
53............          164    74............          107
54............          157    75-90.........          105
55............          150    91............          104
56............          146    92............          103
57............          142    93............          102
58............          138    94............          101
59............          134    95 or over....          100
60............          130

For the Cash Value Accumulation Test the minimum multiples of death benefit to the Policy Value are calculated using net single premiums based on the attained age of both insureds and the Policy's underwriting classification, using a 4% interest rate.

The Guideline Premium/Cash Value Corridor Test generally has lower minimum multiples than the Cash Value Accumulation Test, usually resulting in better cash value accumulation for a given amount of premium. But the Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid in each Policy year. The Cash Value Accumulation Test has no such annual limitation, and allows more premium to be paid during the early Policy years.

DEATH BENEFIT CHANGES After a Policy is issued the owner may change the death benefit option, or increase or decrease the Specified Amount, subject to approval by Northwestern Mutual Life. Changes are subject to insurability requirements and issue limits. A change will not be permitted if it results in a Specified Amount less than the minimum for a new Policy issued on that date.

A change in the death benefit option, or an increase or decrease in the Specified Amount, will be effective on

                                       --
the monthly processing date next following receipt of a written request at the Home Office of Northwestern Mutual Life.

Administrative charges of up to $250 for a change in the death benefit option, and up to $25 for each of more than one change in the Specified Amount in a Policy year, may apply. Any such charges will be deducted from the Policy Value. Northwestern Mutual Life is currently waiving these charges.

A change in the death benefit option, or an increase or decrease in the Specified Amount, may have important tax effects. See "Tax Considerations", p.
12. The cost of insurance charge will increase if a change results in a larger net amount at risk. See "Charges against the Policy Value," below.

ALLOCATIONS TO THE ACCOUNT

The initial net premium is placed in the Account on the Policy date. Net premiums paid thereafter are placed in the Account on the date received at the Home Office of Northwestern Mutual Life. Net premiums are premiums less the deductions from premiums. See "Deductions from Premiums", below.

Premiums placed in the Account prior to the initial allocation date are invested in the Money Market Division of the Account. The initial allocation date is identified in the Policy and is the later of the date the application is approved by Northwestern Mutual Life and the date the initial premium is received at the Home Office of Northwestern Mutual Life. A different initial allocation date applies in those states which require a refund of at least the premium paid during the period when the Policy may be returned. See "Right to Return Policy," p. 10. On the initial allocation date the amount in the Money Market Division is invested in the Account divisions as directed in the application for the Policy. The owner may change the allocation for future net premiums at any time by written request and the change will be effective for premiums placed in the Account thereafter. Allocation must be in whole percentages.

The owner may transfer accumulated amounts from one division of the Account to another. Transfers are effective on the date a written request is received at the Home Office of Northwestern Mutual Life. Northwestern Mutual Life reserves the right to charge a fee of up to $25, to cover administrative costs of transfers, if there are more than twelve transfers in a Policy year. Northwestern Mutual Life is currently waiving these fees.

DEDUCTIONS AND CHARGES

DEDUCTIONS FROM PREMIUMS A charge for taxes attributable to premiums is deducted from each premium. The total amount of this deduction is 3.6% of the premium. Of this amount 2.35% is for state premium taxes. Premium taxes vary from state to state and currently range from .75% to 3.5% of life insurance premiums. The 2.35% rate is an average. The tax rate for a particular state may be lower, higher, or equal to the 2.35% deduction. Northwestern Mutual Life does not expect to profit from this charge. The remainder of the deduction, 1.25% of each premium, is for federal income taxes measured by premiums. Northwestern Mutual Life believes that this charge does not exceed a reasonable estimate of its federal income taxes attributable to the treatment of deferred acquisition costs. The charge for taxes may be changed to reflect any changes in the law.

A charge for sales costs is deducted from each premium. The charge is 6.4% of premiums paid during each of the first ten Policy years up to the Target Premium and 2.4% of all other premiums. The Target Premium is based on the Specified Amount and the issue age, sex and risk classification of the insured persons. To the extent that sales expenses exceed the amounts deducted, Northwestern Mutual Life will pay the expenses from its other assets. These assets may include, among other things, any gain realized from the monthly charge against the Policy Value for the mortality and expense risks assumed by Northwestern Mutual Life, as described below.

CHARGES AGAINST THE POLICY VALUE A cost of insurance charge is deducted from the Policy Value on each monthly processing date. The amount is determined by multiplying the net amount at risk by the cost of insurance rate. The net amount at risk is equal to the death benefit currently in effect less the Policy Value. The cost of insurance rate reflects the policy duration, and the issue age, sex and risk classification of the insured persons. The maximum cost of insurance rates are included in the Policy.

A charge for the mortality and expense risks assumed by Northwestern Mutual Life is also deducted monthly from the Policy Value. This charge includes the invested assets component and the Specified Amount component. The maximum amount of the

                                       --
invested assets component is equal to an annual rate of .90% (0.075% monthly rate) of the Policy Value. Currently the charge is equal to an annual rate of
 .45% (0.0375% monthly rate) of the Policy Value. The Specified Amount component is based on the Specified Amount and the issue ages of the insured persons, and applies during the first 10 Policy years. The range on an annual basis is from 4 CENTS per $1,000 of initial Specified Amount if both insured persons are issue age 25 or younger, up to $1.72 per $1,000 of initial Specified Amount if both insured persons are issue age 72 or older. A table of rates and an example are included in Appendix B, p. 54. The mortality risk is that insureds may not live as long as Northwestern Mutual Life estimated. The expense risk is that expenses of issuing and administering the Policies may exceed the estimated costs. Northwestern Mutual Life will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.

There is a monthly administrative charge of not more than $7.50. Currently this charge will be $5. This charge is for administrative expenses, including costs of premium collection, processing claims, keeping records and communicating with Policyowners. Northwestern Mutual Life does not expect to profit from this charge.

There is a monthly underwriting and issue charge based on the Specified Amount and the risk classification of the insureds. This charge applies during the first 10 Policy years. The range is from 1.5 CENTS to 3.5 CENTS per $1000 of initial Specified Amount, with a maximum monthly charge of $75 to $175.

A deferred sales charge is deducted monthly. The charge is 7.5% (0.625% monthly rate) of premiums paid during the first Policy year up to the Target Premium. During the first Policy year the monthly deduction is based on cumulative premiums paid to date up to the Target Premium. The charge applies during the first 10 Policy years. This charge is for sales expenses.

A charge is made for the expenses and taxes associated with the Policy debt, if any. The aggregate charge is at the current annual rate of 0.90% (0.075% monthly rate) of the Policy debt for the first ten Policy years and 0.35% (0.029167% monthly rate) thereafter.

The Policy provides for transaction fees to be deducted from the Policy Value on the dates on which transactions take place. These charges are $25 for changes in the Specified Amount, withdrawals or transfers of assets among the divisions of the Account if more than twelve transfers take place in a Policy year. The fee for a change in the death benefit option is $250. Currently all of these fees are being waived.

Deductions from the Policy Value will be apportioned among the divisions of the Account in proportion to the amounts invested in the divisions.

SURRENDER CHARGE A surrender charge will be deducted from the Policy proceeds if the Policy is surrendered during the first ten Policy years. During the first Policy year the surrender charge is equal to 50% of the premiums actually paid during the first Policy year or the Target Premium, whichever is less. The Target Premium, and therefore the maximum surrender charge, depends on the issue age, sex and risk classification of the insured persons. For example, for a male and female, both in the best risk classification and both issue age 55, the maximum surrender charge, where the Target Premium or more is paid and the Policy is surrendered during the first Policy year, would be $9.29 per $1,000 of initial Specified Amount. The surrender charge will never exceed $50 per $1,000 of initial Specified Amount for any issue age, sex and risk classification combination. Beginning with the second Policy year the surrender charge decreases by the same dollar amount month by month to zero at the end of the tenth Policy year. No surrender charge applies to a withdrawal of cash value.

EXPENSES OF THE FUND The investment performance of each division of the Account reflects all expenses borne by the corresponding Portfolio of the Fund. See the attached Fund prospectus for more information about those expenses.

CASH VALUE

The owner of a Policy may surrender it for the cash value at any time during the lifetime of at least one of the insured persons. The cash value for the Policy will change daily in response to investment results. No minimum cash value is guaranteed. The cash value is equal to the Policy Value, reduced by the surrender charge and reduced by any Policy debt outstanding.

The cash value for a Policy is determined at the end of each valuation period. Each business day, together with any non-business days before it, is a valuation period. A business day is any day on which the New York Stock Exchange is open for trading. In accordance with the requirements of the Investment Company Act of 1940, the cash value for a Policy may also be

                                       --
determined on any other day on which there is sufficient trading in securities to materially affect the value of the securities held by the Portfolios of the Fund.

POLICY LOANS

The owner of a Policy may borrow up to 90% of the Policy Value less the surrender charge on the date of the loan, using the Policy as security. If a Policy loan is already outstanding, the maximum amount for any new loan is reduced by the amount already borrowed.

Interest on a Policy loan accrues and is payable on a daily basis at an annual effective rate of 5%. Unpaid interest is added to the amount of the loan. If the amount of the loan plus the surrender charge equals or exceeds the Policy Value on a monthly processing date, the Policy will enter the grace period. See "Termination and Reinstatement", below. A notice will be sent to the owner at least 61 days before the termination date. The notice will show how much must be paid to keep the Policy in force.

The amount of a Policy loan will be taken from the Account divisions in proportion to the amounts in the divisions. The amounts withdrawn will be transferred to Northwestern Mutual Life's general account and will be credited on a daily basis with an annual earnings rate equal to the 5% Policy loan interest rate. A Policy loan, even if it is repaid, will have a permanent effect on the Policy Value because the amounts borrowed will not participate in the Account's investment results while the loan is outstanding. The effect may be either favorable or unfavorable depending on whether the earnings rate credited to the loan amount is higher or lower than the rate credited to the unborrowed amount left in the Account.

A Policy loan, and any accrued interest outstanding, may be repaid, in whole or in part, at any time. Payments will be credited as of the date received and will be transferred from the general account of Northwestern Mutual Life to the Account divisions, in proportion to the premium allocation in effect, as of the same date.

A Policy loan may have important tax consequences. See "Tax Considerations", p. 12.

WITHDRAWALS OF CASH VALUE

The owner may make a withdrawal of cash value. A withdrawal may not reduce the loan value to less than any Policy debt outstanding. The loan value is 90% of the Policy Value less the surrender charge. Following a withdrawal the remaining cash value must be at least three times the current monthly charges for the cost of insurance and other expenses. The minimum amount for withdrawals is $250. Up to four withdrawals are permitted in a Policy year. An administrative charge of up to $25 may apply, but is currently being waived.

A withdrawal of cash value decreases the death benefit by the same amount. If the death benefit for a Policy has been increased to meet the federal tax requirements for life insurance, the decrease in the death benefit caused by a subsequent withdrawal will be larger than the amount of the withdrawal. If Option A or Option C is in effect a withdrawal of cash value will reduce the Specified Amount by the amount of the withdrawal. Following a withdrawal the remaining death benefit must be at least the minimum amount that Northwestern Mutual Life would currently issue.

The amount withdrawn from cash value will be taken from the Account divisions in proportion to the amounts in the divisions. The Policy makes no provision for repayment of amounts withdrawn. A withdrawal of cash value may have important tax consequences. See "Tax Considerations", p. 12.

TERMINATION AND REINSTATEMENT

If the cash value is less than the monthly charges for the cost of insurance and other expenses on any monthly processing date, a grace period of 61 days is allowed for the payment of sufficient premium to keep the Policy in force. The grace period begins on the date that a notice is sent to the owner. The notice will state the minimum amount of premium required to keep the Policy in force and the date by which the premium must be paid. The Policy will terminate with no value unless the required amount is paid before the grace period expires.

After a Policy has terminated, it may be reinstated within three years. The insureds must provide satisfactory evidence of insurability. The minimum amount of premium required for reinstatement will be the monthly charges that were due when the Policy terminated plus the charges for three more months.

                                       --

Reinstatement of a Policy will be effective on the first monthly processing date after an application for reinstatement is received at the Home Office of Northwestern Mutual Life, subject to approval by Northwestern Mutual Life. Any Policy debt that was outstanding when the Policy terminated will also be reinstated.

The Policy Value when a Policy is reinstated is equal to the premium paid, after the deduction for taxes and sales load, plus any Policy debt, less the sum of all monthly charges for the cost of insurance and other expenses for the grace period and for the current month. The Policy Value, less any Policy debt, will be allocated among the Account divisions based on the allocation for premiums currently in effect.

A Policy may not be reinstated after the Policy has been surrendered for its cash value or if either of the insured persons has died after the end of the grace period.

See "Tax Considerations", p. 12, for a discussion of the tax effects associated with termination and reinstatement of a Policy.

RIGHT TO RETURN POLICY

A Policy may be returned within 10 days (or later where required by state law) after the Policy is received. In some states the Policy may be returned within 45 days after the application for insurance is signed. The Policy may be mailed or delivered to the agent who sold it or to the Home Office of Northwestern Mutual Life. If returned, the Policy will be considered void from the beginning. Northwestern Mutual Life will refund the sum of the amounts deducted from the premium paid plus the Policy Value less any Policy debt on the date the returned Policy is received. In some states, the amount refunded will not be less than the premium paid.

OTHER POLICY PROVISIONS

OWNER. The owner is identified in the Policy. The owner may exercise all rights under the Policy while at least one of the insured persons is living. Ownership may be transferred to another. Written proof of the transfer must be received by Northwestern Mutual Life at its Home Office.

BENEFICIARY. The beneficiary is the person to whom the death benefit is payable. The beneficiary is named in the application. After the Policy is issued the owner may change the beneficiary in accordance with the Policy provisions.

INCONTESTABILITY. Northwestern Mutual Life will not contest a Policy after it has been in force during the lifetime of at least one insured for two years from the date of issue or two years from the effective date of a reinstatement. An increase in the amount of insurance that was subject to insurability requirements will not be contested after the increased amount has been in force during the lifetime of at least one insured for two years from the date of issuance of the increase.

SUICIDE. If either insured dies by suicide within one year from the date of issue, the amount payable under the Policy will be limited to the premiums paid, less the amount of any Policy debt and withdrawals. If either insured dies by suicide within one year of the date of issuance of an increase in the amount of insurance, which was subject to insurability requirements, the amount payable with respect to the increase will be limited to the amounts charged for the cost of insurance and other expenses attributable to the increase.

MISSTATEMENT OF AGE OR SEX. If the age or sex of either of the insureds has been misstated, the charges for cost of insurance and other expenses under a Policy will be adjusted to reflect the correct age and sex of both insured persons.

COLLATERAL ASSIGNMENT. The owner may assign a Policy as collateral security. Northwestern Mutual Life is not responsible for the validity or effect of a collateral assignment and will not be deemed to know of an assignment before receipt of the assignment in writing at the Home Office.

DEFERRAL OF DETERMINATION AND PAYMENT. Northwestern Mutual Life will ordinarily pay Policy benefits within seven days after receipt of all required documents at its Home Office. However, determination and payment of benefits may be deferred during any period when it is not reasonably practicable to value securities because the New York Stock Exchange is closed or an emergency exists or the Securities and Exchange Commission, by order, permits deferral for the protection of Policyowners.

                                       --

DIVIDENDS. The Policies will share in divisible surplus to the extent determined annually by Northwestern Mutual Life. Since the Policies are not expected to contribute to divisible surplus, it is not expected that any dividends will be paid.

VOTING RIGHTS

Northwestern Mutual Life is the owner of the Fund shares in which all assets of the Account are invested. As the owner of the shares Northwestern Mutual Life will exercise its right to vote the shares to elect directors of the Fund, to vote on matters required to be approved or ratified by mutual fund shareholders under the Investment Company Act of 1940 and to vote on any other matters that may be presented to any Fund shareholders' meeting. However, Northwestern Mutual Life will vote the Fund shares held in the Account in accordance with instructions from owners of the Policies. Northwestern Mutual Life will vote the Fund shares held in its general account in the same proportions as the shares for which voting instructions are received. If the applicable laws or regulations change so as to permit Northwestern Mutual Life to vote the Fund shares in its own discretion, it may elect to do so.

The number of Fund shares for each division of the Account for which the owner of a Policy may give instructions is determined by dividing the amount of the Policy Value apportioned to that division, if any, by the per share value for the corresponding Fund Portfolio. The number will be determined as of a date chosen by Northwestern Mutual Life, but not more than 90 days before the Fund shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited with written materials at least 14 days before the meeting. Shares as to which no instructions have been received will be voted in the same proportion as the shares as to which instructions have been received.

Northwestern Mutual Life may, if required by state insurance officials, disregard voting instructions which would require Fund shares to be voted for a change in the sub-classification or investment objectives of a Fund Portfolio, or to approve or disapprove an investment advisory agreement for the Fund. Northwestern Mutual Life may also disregard voting instructions that would require changes in the investment policy or investment adviser for the Fund or a Fund Portfolio, provided that Northwestern Mutual Life reasonably determines to take this action in accordance with applicable federal law. If Northwestern Mutual Life disregards voting instructions, a summary of the action and reasons therefor will be included in the next semiannual report to the owners of the Policies.

SUBSTITUTION OF FUND SHARES AND OTHER CHANGES

If, in the judgment of Northwestern Mutual Life, a Fund Portfolio becomes unsuitable for continued use with the Policies because of a change in investment objectives or restrictions, shares of another Portfolio or another mutual fund may be substituted. Any substitution of shares will be subject to any required approval of the Securities and Exchange Commission, the Wisconsin Commissioner of Insurance or other regulatory authority. Northwestern Mutual Life has also reserved the right, subject to applicable federal and state law, to operate the Account or any of its divisions as a management company under the Investment Company Act of 1940, or in any other form permitted, or to terminate registration of the Account if registration is no longer required, and to change the provisions of the Policies to comply with any applicable laws.

REPORTS

At least once each Policy year the owner of a Policy will receive a statement showing the death benefit, cash value, Policy Value and any Policy loan, including loan interest. This report will show the apportionment of invested assets among the Account divisions. Owners will also receive annual and semiannual reports for the Account and the Fund, including financial statements.

DISTRIBUTION OF THE POLICIES

The Policies will be sold through individuals who, in addition to being licensed life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. NMIS was organized in 1968 and is a Wisconsin limited liability company. Its address is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Internal Revenue Service Employer Identification Number of NMIS is 39-0509570.

                                       --

Commissions paid to the agents will not exceed 40% of the premium up to the Target Premium for the first year, 6% of the premium up to the Target Premium during Policy years 2-10, and 2.75% of all other premium. Agents also receive commissions equal to .10% of Policy Value less Policy debt in Policy years 6 and later.

General agents and district agents who are registered representatives of NMIS and have supervisory responsibility for sales of the Policies receive commission overrides and other compensation.

TAX CONSIDERATIONS

GENERAL The following discussion provides a general description of federal income tax considerations relating to the Policy. The discussion is based on current provisions of the Internal Revenue Code ("Code") as currently interpreted by the Internal Revenue Service. This discussion is not intended as tax advice. The discussion is not exhaustive, it does not address the likelihood of future changes in federal income tax law or interpretations thereof, and it does not address state or local tax considerations which may be significant in the purchase and ownership of a Policy.

LIFE INSURANCE QUALIFICATION Section 7702 of the Code defines life insurance for federal income tax purposes. The Code provides two alternative tests for determining whether the death benefit is a sufficient multiple of the Policy Value. See "Choice of Tests for Tax Purposes", p. 6. The Policy is designed to comply with these rules. Premiums that would cause a Policy to be disqualified as life insurance will be returned.

Section 817(h) of the Code authorizes the Secretary of the Treasury to set standards for diversification of the investments underlying variable life insurance policies. Final regulations have been issued pursuant to this authority. Failure to meet the diversification requirements would disqualify the Policies as life insurance for purposes of Section 7702 of the Code. Northwestern Mutual Life intends to comply with these requirements.

The Treasury Department, in connection with the diversification requirements, stated that it expected to issue guidance about circumstances where a policyowner's control of separate account assets would cause the policyowner, and not the life insurance company, to be treated as the owner of those assets. These guidelines have not been issued. If the owner of a Policy were treated as the owner of the Fund shares held in the Account, the income and gains related to those shares would be included in the owner's gross income for federal income tax purposes. Northwestern Mutual Life believes that it owns the assets of the Account under current federal income tax law.

Northwestern Mutual Life believes that the Policies comply with the provisions of Sections 7702 and 817(h) of the Code, but the application of these rules is not entirely clear. Northwestern Mutual Life may make changes in the Policies if necessary to qualify the Policies as life insurance for tax purposes.

TAX TREATMENT OF LIFE INSURANCE While a Policy is in force, increases in the Policy Value as a result of investment experience are not subject to federal income tax until there is a distribution as defined by the Code. The death benefit received by a beneficiary will not be subject to federal income tax.

Unless the Policy is a modified endowment contract, as described below, Northwestern Mutual Life believes that a loan received under a Policy will be construed as indebtedness of the owner and no part of the loan will be treated as a distribution subject to current federal income tax. Interest paid by owners of the Policies will ordinarily not be deductible.

As a general rule, the proceeds from a withdrawal of cash value will be taxable only to the extent that the withdrawal exceeds the basis of the Policy. The basis of the Policy is generally equal to the premiums paid less any amounts previously received as tax-free distributions. In certain circumstances, a withdrawal of cash value during the first 15 Policy years may be taxable to the extent that the cash value exceeds the basis of the Policy. This means that the amount withdrawn may be taxable even if that amount is less than the basis of the Policy. In addition, if a Policy terminates while a Policy loan is outstanding, the cancellation of the loan and accrued interest will be treated as a distribution from the Policy and may be taxable under these rules.

Special tax rules may apply when ownership of a Policy is transferred. Qualified tax advice should be sought when a transfer of ownership is planned.

MODIFIED ENDOWMENT CONTRACTS A Policy will be classified as a modified endowment contract if the cumulative premium paid during the first seven Policy years exceeds a defined "seven-pay" limit. The seven-

                                       --
pay limit is based on a hypothetical life insurance policy issued on the same insured person and for the same initial death benefit which, under specified conditions (which include the absence of expense and administrative charges) will be fully paid for after seven level annual payments. A Policy will be treated as a modified endowment contract unless cumulative premiums paid under the Policy, at all times during the first seven Policy years, are less than or equal to the cumulative seven-pay premiums which would have been paid under the hypothetical policy on or before such times.

Whenever there is a "material change" under a Policy, it will generally be treated as a new contract for purposes of determining whether the Policy is a modified endowment contract, and subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account the Policy Value of the Policy at the time of such change. A materially changed Policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit. A material change could occur as a result of a change in the death benefit option, a change in the Specified Amount, and certain other changes.

If the benefits are reduced during the lifetime of either insured, for example, by requesting a decrease in the Specified Amount or, in some cases, by making a withdrawal of cash value, the seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. If the premiums previously paid are greater than the calculated seven-pay premium level limit, the Policy will become a modified endowment contract. A life insurance policy which is received in exchange for a modified endowment contract will also be considered a modified endowment contract.

If a Policy is a modified endowment contract, any distribution from the Policy will be taxed on a gain-first basis. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or a withdrawal of cash value. Any such distributions will be considered taxable income to the extent the cash value exceeds the basis in the Policy. For modified endowment contracts, the basis would be increased by the amount of any prior loan under the Policy that was considered taxable income. For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by Northwestern Mutual Life to the same policyowner (excluding certain qualified plans) during any calendar year are to be aggregated. The Secretary of the Treasury has authority to prescribe additional rules to prevent avoidance of gain-first taxation on distributions from modified endowment contracts.

A 10% penalty tax will apply to the taxable portion of a distribution from a modified endowment contract. The penalty tax will not, however, apply to distributions (i) to taxpayers 59 1/2 years of age or older, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayers or the joint lives (or joint life expectancies) of the taxpayer and his beneficiaries. If a Policy is surrendered, the excess, if any, of the Policy Value over the basis of the Policy will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax. The exceptions generally do not apply to life insurance policies owned by corporations or other entities. If a Policy terminates while there is a Policy loan, the cancellation of the loan and accrued loan interest will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the penalty tax, as described under the above rules.

If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as described in the two preceding paragraphs. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be subject to tax in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. The Secretary of the Treasury has been authorized to prescribe rules which would treat similarly other distributions made in anticipation of a policy becoming a modified endowment contract.

ESTATE AND GENERATION SKIPPING TAXES The amount of the death benefit will generally be includible in the owner's estate for federal estate tax purposes if the last surviving insured owned the Policy. If the owner is not the last surviving insured, the fair market value of the Policy is includible in the owner's estate.

                                       --

The federal estate tax and gift tax are integrated under a unified rate schedule which effectively excludes estates of less than $625,000 from federal estate taxes. The exclusion will be increased in several steps to $1 million in the year 2006 under current law. In addition, an unlimited marital deduction permits deferral of federal estate and gift taxes until the death of the surviving spouse.

If ownership of the Policy is transferred to a person two or more generations younger than the owner, the value of the Policy may be taxable. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. A qualified tax adviser should be consulted if transfer of ownership to grandchildren is contemplated.

OTHER TAX CONSIDERATIONS The Policy permits the owner to exchange the Policy for two policies, one on the life of each insured, if a change in the federal estate tax law results in the repeal of the unlimited marital deduction or a 50% or greater reduction in the estate tax rate. The Internal Revenue Service has ruled with respect to one taxpayer that such a transaction would be treated as a non-taxable exchange. If not, such a split of the Policy could result in the recognition of taxable income.

Depending on the circumstances, the exchange of a Policy, a change in the death benefit option, a Policy loan, a withdrawal of cash value, a change in ownership or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance, and other tax consequences of Policy ownership, premium payments and receipt of Policy proceeds depend on the circumstances of each Policyowner or beneficiary. Any person contemplating any such transaction should consult a qualified tax adviser.

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OTHER INFORMATION

MANAGEMENT

Northwestern Mutual Life is managed by a Board of Trustees. The Trustees and senior officers of Northwestern Mutual Life and their positions including Board committee memberships, and their principal occupations, as of the date of this prospectus, are listed below. Unless otherwise indicated, the business address of each Trustee and senior officer is c/o The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

TRUSTEES

NAME                                                            PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------------------------------  ------------------------------------------------------------------------------
R. Quintus Anderson (A)......................  Chairman, Aarque Capital Corporation since 1997; prior thereto, Chairman, The
                                               Aarque Companies, 111 West Second Street, P.O. Box 310, Jamestown, NY
                                               14702-0310 (diversified metal products manufacturing)

Edward E. Barr (HR)..........................  Chairman, Sun Chemical Corporation, 222 Bridge Plaza South, Fort Lee, New
                                               Jersey 07024 (graphic arts) since 1998; prior thereto, President and Chief
                                               Executive Officer. President and Chief Executive Officer, DIC Americas, Inc.,
                                               Fort Lee, NJ

Gordon T. Beaham, III (OT)...................  Chairman of the Board and President, Faultless Starch/Bon Ami Company, 1025
                                               West Eighth Street, Kansas City, MO 64101 (consumer products manufacturer)

Robert C. Buchanan (A, E, F).................  President and Chief Executive Officer, Fox Valley Corporation, 100 West
                                               Lawrence Street, P.O. Box 727, Appleton, WI 54911 (manufacturer of gift wrap and writing paper)

Robert E. Carlson (E)........................  Executive Vice President of Northwestern Mutual Life

                                       --

NAME                                                            PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------------------------------  ------------------------------------------------------------------------------
George A. Dickerman (AM).....................  Chairman of the Board, Spalding Sports Worldwide, 425 Meadow Street, P.O. Box
                                               901, Chicopee, MA 01021-0901 (manufacturer of sporting equipment) since 1998;
                                               prior thereto, President

Pierre S. du Pont (AM).......................  Attorney, Richards, Layton and Finger, P.O. Box 551, 1 Rodney Square,
                                               Wilmington, DE 19899

James D. Ericson (AM, E, F, HR, OT)..........  President and Chief Executive Officer of Northwestern Mutual Life since 1993;
                                               President and Chief Operating Officer, 1991-1993; prior thereto, President

J. E. Gallegos (A)...........................  Attorney at Law; President, Gallegos Law Firm, 460 St. Michaels Drive,
                                               Building 300, Santa Fe, NM 87505

Stephen N. Graff (E, F, OT)..................  Retired Partner, Arthur Andersen LLP (public accountants) since 1994; Senior
                                               Partner, 1993-1994; prior thereto, Managing Partner - Milwaukee, WI office.
                                               Address: 805 Lone Tree Road, Elm Grove, WI 53122-2014

Patricia Albjerg Graham (HR).................  Professor, Graduate School of Education, Harvard University, 420 Gutman,
                                               Cambridge, MA 02138. President, The Spencer Foundation (social and behavioral sciences)

Stephen F. Keller (HR).......................  Attorney. Former Chairman, Santa Anita Realty Enterprises since 1997; prior thereto, Chairman. Address: 101 South Las Palmas Avenue, Los Angeles, CA 90004

Barbara A. King (AM).........................  President, Landscape Structures, Inc., Rt 3, 601 - 7th Street South, Delano,
                                               MN 55328 (manufacturer of playground equipment)

J. Thomas Lewis (HR).........................  Attorney (retired), 228 St. Charles Avenue, Suite 1024, New Orleans, LA 70130,
                                               since 1998; prior thereto, Attorney, Monroe & Lemann, New Orleans, LA

Daniel F. McKeithan, Jr. (E, F, HR)..........  President, Tamarack Petroleum Company, Inc., 777 East Wisconsin Avenue,
                                               Milwaukee, WI 53202 (operator of oil and gas wells); President, Active
                                               Investor Management, Inc., Milwaukee, WI

Guy A. Osborn (E, F, OT).....................  Retired Chairman of Universal Foods Corporation, 433 East Michigan Street,
                                               Milwaukee, WI 53202 since 1997; prior thereto, Chairman and Chief Executive
                                               Officer

Timothy D. Proctor (A).......................  Director, Worldwide Human Resources of Glaxo Wellcome plc, P.O. Box 13398, 5
                                               Moore Drive, Research Triangle Park, NC 27709, since 1998. Senior Vice
                                               President Human Resources, General Counsel & Secretary from 1994 to 1998
                                               (pharmaceuticals)

Donald J. Schuenke (AM, E, F)................  Retired since 1994; Chairman of Northwestern Mutual Life, 1993-1994; Chairman
                                               and Chief Executive Officer, 1990-1993; prior thereto, President and Chief
                                               Executive Officer

H. Mason Sizemore, Jr. (AM)..................  President and Chief Operating Officer, The Seattle Times, Fairview Avenue
                                               North and John Street, P.O. Box 70, Seattle, WA 98109 (publishing)

Harold B. Smith (OT).........................  Chairman, Executive Committee, Illinois Tool Works, Inc., 3600 West Lake
                                               Avenue, Glenview, IL 60025-5811 (engineered components and industrial systems and consumables)

Sherwood H. Smith, Jr. (AM)..................  Chairman of the Board of Carolina Power & Light, 411 Fayetteville Street Mall,
                                               P.O. Box 1551, Raleigh, NC 27602, since 1997; prior thereto, Chairman of the
                                               Board and Chief Executive Officer

                                       --

NAME                                                            PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------------------------------  ------------------------------------------------------------------------------
John E. Steuri (OT)..........................  Chairman, Advanced Thermal Technologies, 2102 Riverfront Drive, Suite 120,
                                               Little Rock, AR 72202-1747 since 1997 (heating, air-conditioning and humidity control). Retired since 1996 as Chairman and Chief Executive Officer of ALLTEL
                                               Information Services, Inc., Little Rock, AR (application software)

John J. Stollenwerk (AM, E, F)...............  President and Chief Executive Officer, Allen-Edmonds Shoe Corporation, 201
                                               East Seven Hills Road, P.O. Box 998, Port Washington, WI 53074-0998

Barry L. Williams (HR).......................  President and Chief Executive Officer of Williams Pacific Ventures, Inc., 100
                                               First Street, Suite 2350, San Francisco, CA 94105-2634 (venture capital)

Kathryn D. Wriston (A).......................  Director of various corporations. Address: c/o Shearman & Sterling, 599
                                               Lexington Avenue, Room 1126, New York, NY 10022

A -- Member, Audit Committee                   F -- Member, Finance Committee
AM -- Member, Agency and Marketing Committee   HR -- Member, Human Resources and Public Policy Committee
                                               OT -- Member, Operations and Technology Committee
E  -- Member, Executive Committee

SENIOR OFFICERS (OTHER THAN TRUSTEES)

                                     POSITION WITH
          NAME                 NORTHWESTERN MUTUAL LIFE
------------------------  -----------------------------------
John M. Bremer            Executive Vice President, General
                          Counsel and Secretary

Peter W. Bruce            Executive Vice President

Edward J. Zore            Executive Vice President

Deborah A. Beck           Senior Vice President

William H. Beckley        Senior Vice President

Mark G. Doll              Senior Vice President

Richard L. Hall           Senior Vice President

William C. Koenig         Senior Vice President and Chief
                          Actuary

Donald L. Mellish         Senior Vice President

Mason G. Ross             Senior Vice President

Leonard F. Stecklein      Senior Vice President

Frederic H. Sweet         Senior Vice President

Dennis Tamcsin            Senior Vice President

Walter J. Wojcik          Senior Vice President

Gary E. Long              Vice President and Controller

REGULATION

Northwestern Mutual Life is subject to the laws of Wisconsin governing insurance companies and to regulation by the Wisconsin Commissioner of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance on or before March 1 in each year covering operations for the preceding year and including financial statements.

Regulation by the Wisconsin Insurance Department includes periodic examination to determine solvency

                                       --
and compliance with insurance laws. Northwestern Mutual Life is also subject to the insurance laws and regulations of the other jurisdictions in which it is licensed to operate.

YEAR 2000 ISSUES

Since early 1996 Northwestern Mutual Life has been preparing for the computer requirements associated with the approaching turn of the century. Assessment of internal systems was completed in 1996. As of the date of this prospectus the necessary system changes are substantially complete. System testing is in process and testing of all critical systems is expected to be completed during the first six months of 1999.

The work on these computer systems extends to software packages purchased from vendors. In addition, Northwestern Mutual Life has begun communicating formally with business partners to identify and assess potential exposure that could result from their failure to address these computer issues on a timely basis.

The costs of identifying and resolving the computer systems issues associated with the year 2000 are borne entirely by Northwestern Mutual Life and its business partners. These costs will have no effect on the performance of the Account. The Policies permit charges for administrative expenses to be increased up to the guaranteed maximum rates. However, Northwestern Mutual Life does not expect its costs for year 2000 compliance to have any significant effect on the benefits or values provided by the Policies.

Northwestern Mutual Life believes that its computer systems will be ready for the year 2000 well in advance of the deadline. By their nature, however, the issues in this area carry the risk of unforeseen problems, both at Northwestern Mutual Life and at all the other sites where supporting functions and interaction take place. There can be no assurance that these problems will not have a material adverse impact on the operations of Northwestern Mutual Life and the Account.

LEGAL PROCEEDINGS

Northwestern Mutual Life is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no legal proceedings pending to which the Account is a party.

REGISTRATION STATEMENT

A registration statement has been filed with the Securities and Exchange Commission, Washington, D.C. by Northwestern Mutual Life under the Securities Act of 1933, as amended, with respect to the Policies. This prospectus does not contain all the information set forth in the registration statement. A copy of the omitted material is available from the main office of the SEC in Washington, D.C. upon payment of the prescribed fee. Further information about the Policies is also available from the Home Office of Northwestern Mutual Life. The address and telephone number are on the cover of this prospectus.

EXPERTS

The financial statements of Northwestern Mutual Life as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 and of the Account as of December 31, 1997 and for each of the two years in the period ended December 31, 1997 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Actuarial matters included in this prospectus have been examined by William C. Koenig, F.S.A., Senior Vice President and Chief Actuary of Northwestern Mutual Life. His opinion is filed as an exhibit to the registration statement.

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

FINANCIAL STATEMENTS

SEPTEMBER 30, 1998

STATEMENT OF ASSETS AND LIABILITIES

(IN THOUSANDS)

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Aggressive Growth Stock
       31,156 shares (cost $92,710)...............  $  86,739
      International Equity
       43,007 shares (cost $67,076)...............     63,392
      Growth Stock
       25,930 shares (cost $42,237)...............     48,022
      Growth and Income Stock
       8,745 shares (cost $53,116)................     52,074
      Index 500 Stock
       53,732 shares (cost $112,518)..............    145,505
      Balanced
       69,821 shares (cost $105,146)..............    138,384
      High Yield Bond
       12,312 shares (cost $13,690)...............     12,349
      Select Bond
       9,943 shares (cost $11,870)................     12,090
      Money Market
       31,467 shares (cost $31,467)...............     31,467   $ 590,022
                                                    ---------
Due from Sale of Fund Shares..................................        269
Due from Northwestern Mutual Life Insurance Company...........        625
                                                                ---------
Total Assets..................................................  $ 590,916
                                                                ---------
                                                                ---------
LIABILITIES
  Due to Northwestern Mutual Life Insurance Company...........  $     625
  Due on Purchase of Fund Shares..............................        269
                                                                ---------
      Total Liabilities.......................................        894
                                                                ---------
EQUITY (NOTE 8)
  Variable Life Policies Issued Before October 11, 1995.......  $ 332,413
  Variable Complife Policies Issued On or After October 11,
   1995.......................................................    257,377
  Variable Executive Life Policies Issued On or After March 2,
   1998.......................................................        232
                                                                ---------
      Total Equity............................................    590,022
                                                                ---------
      Total Liabilities and Equity............................  $ 590,916
                                                                ---------
                                                                ---------

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS AND CHANGES IN EQUITY

(IN THOUSANDS)

                                                                      AGGRESSIVE GROWTH
                                          COMBINED                     STOCK DIVISION           INTERNATIONAL EQUITY DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 NINE MONTHS                     NINE MONTHS                     NINE MONTHS
                                    ENDED        YEAR ENDED         ENDED        YEAR ENDED         ENDED        YEAR ENDED
                                SEPTEMBER 30,   DECEMBER 31,    SEPTEMBER 30,   DECEMBER 31,    SEPTEMBER 30,   DECEMBER 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $ 22,134        $ 24,262        $ 3,287          $3,345         $ 3,591         $ 1,286
  Mortality and Expense
    Risks.....................       1,976           1,788            310             271             226             197
  Taxes.......................         846             767            133             116              96              85
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Investment Income.......      19,312          21,707          2,844           2,958           3,269           1,004
                                -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............       3,204           4,871            425             231             234             203
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................     (33,480)         42,532        (17,868)          5,109         (10,361)          2,358
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............     (30,276)         47,403        (17,443)          5,340         (10,127)          2,561
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase (Decrease) in
    Equity Derived from
    Investment Activity.......     (10,964)         69,110        (14,599)          8,298          (6,858)          3,565
                                -------------   -------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................     181,526         170,672         20,898          21,502          14,783          12,656
  Policy Loans, Surrenders,
    and Death Benefits........     (26,413)        (23,728)        (4,846)         (4,003)         (3,209)         (2,787)
  Mortality and Other (net)...     (28,325)        (28,427)        (3,696)         (3,791)         (2,782)         (2,368)
  Transfers from Other
    Divisions.................      95,818          86,366         14,898          19,008          11,685          14,866
  Transfers from Other
    Divisions.................     (95,818)        (86,366)        (4,562)         (4,091)         (3,344)         (2,149)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....     126,788         118,517         22,692          28,625          17,133          20,218
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase in Equity........     115,824         187,627          8,093          36,923          10,275          23,783
EQUITY
  Beginning of Period.........     474,198         286,571         78,647          41,724          53,116          29,333
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Period...............    $590,022        $474,198        $86,740          $78,647        $63,391         $53,116
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

                                      ---

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS AND CHANGES IN EQUITY

(IN THOUSANDS)

                                                                       GROWTH & INCOME                    INDEX 500
                                    GROWTH STOCK DIVISION              STOCK DIVISION                  STOCK DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 NINE MONTHS                     NINE MONTHS                     NINE MONTHS
                                    ENDED        YEAR ENDED         ENDED        YEAR ENDED         ENDED        YEAR ENDED
                                SEPTEMBER 30,   DECEMBER 31,    SEPTEMBER 30,   DECEMBER 31,    SEPTEMBER 30,   DECEMBER 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $   555         $ 1,413         $    74         $ 7,776         $  4,530        $  2,579
  Mortality and Expense
    Risks.....................        148             105             163             120              472             395
  Taxes.......................         63              45              69              52              202             169
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Investment Income.......        344           1,263            (158)          7,604            3,856           2,015
                                -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............        101             172             183             173              726           2,375
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................       (439)          4,151            (914)         (1,823)            (354)         17,772
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............       (338)          4,323            (731)         (1,650)             372          20,147
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase (Decrease) in
    Equity Derived from
    Investment Activity.......          6           5,586            (889)          5,954            4,228          22,162
                                -------------   -------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................      8,944           7,334           9,868           7,537           20,336          19,733
  Policy Loans, Surrenders,
    and Death Benefits........     (2,084)         (1,314)         (2,050)         (1,842)          (6,142)         (5,039)
  Mortality and Other (net)...     (1,724)         (1,329)         (1,870)         (1,457)          (3,802)         (4,127)
  Transfers from Other
    Divisions.................     11,975           8,851          12,969          10,673           26,516          20,024
  Transfers from Other
    Divisions.................     (1,330)         (1,341)         (2,343)         (1,104)          (3,330)         (3,783)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....     15,781          12,201          16,574          13,807           33,578          26,808
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase in Equity........     15,787          17,787          15,685          19,761           37,806          48,970
EQUITY
  Beginning of Period.........     32,233          14,446          36,389          16,628          107,699          58,729
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Period...............    $48,020         $32,233         $52,074         $36,389         $145,505        $107,699
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

                                      ---

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS AND CHANGES IN EQUITY

(IN THOUSANDS)

                                      BALANCED DIVISION           HIGH YIELD BOND DIVISION          SELECT BOND DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 NINE MONTHS                     NINE MONTHS                     NINE MONTHS
                                    ENDED        YEAR ENDED         ENDED        YEAR ENDED         ENDED        YEAR ENDED
                                SEPTEMBER 30,   DECEMBER 31,    SEPTEMBER 30,   DECEMBER 31,    SEPTEMBER 30,   DECEMBER 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $  8,344        $  5,105        $     --        $  1,370        $    743        $    436
  Mortality and Expense
    Risks.....................         500             558              38              29              37              35
  Taxes.......................         215             239              16              12              16              15
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Investment Income.......       7,629           4,308             (54)          1,329             690             386
                                -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............       1,463           1,655              45              26              27              36
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      (2,337)         15,262            (881)           (531)           (326)            234
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............        (874)         16,917            (836)           (505)           (299)            270
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase (Decrease) in
    Equity Derived from
    Investment Activity.......       6,755          21,225            (890)            824             391             656
                                -------------   -------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................      12,657          15,394           2,317           1,922           1,326           1,820
  Policy Loans, Surrenders,
    and Death Benefits........      (6,097)         (7,260)           (514)           (349)           (432)           (311)
  Mortality and Other (net)...      (2,276)         (3,395)           (443)           (339)           (128)           (560)
  Transfers from Other
    Divisions.................       5,447           4,266           4,097           3,276           2,977           2,000
  Transfers from Other
    Divisions.................      (4,424)         (4,734)         (1,019)           (425)         (1,135)           (756)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....       5,307           4,271           4,438           4,085           2,608           2,193
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase in Equity........      12,062          25,496           3,548           4,909           2,999           2,849
EQUITY
  Beginning of Period.........     126,322         100,826           8,801           3,892           9,092           6,243
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Period...............    $138,384        $126,322        $ 12,349        $  8,801        $ 12,091        $  9,092
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------


                                    MONEY MARKET DIVISION
                                -----------------------------

                                 NINE MONTHS
                                    ENDED        YEAR ENDED
                                SEPTEMBER 30,   DECEMBER 31,
                                    1998            1997
                                -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $  1,009        $    952
  Mortality and Expense
    Risks.....................          82              78
  Taxes.......................          35              34
                                -------------   -------------
  Net Investment Income.......         892             840
                                -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............          --              --
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................          --              --
                                -------------   -------------
  Net Gain (Loss) on
    Investments...............          --              --
                                -------------   -------------
  Increase (Decrease) in
    Equity Derived from
    Investment Activity.......         892             840
                                -------------   -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................      90,396          82,774
  Policy Loans, Surrenders,
    and Death Benefits........      (1,039)           (823)
  Mortality and Other (net)...     (11,604)        (11,061)
  Transfers from Other
    Divisions.................       5,253           3,402
  Transfers from Other
    Divisions.................     (74,329)        (67,983)
                                -------------   -------------
Increase in Equity Derived
  from Equity Transactions....       8,677           6,309
                                -------------   -------------
Net Increase in Equity........       9,569           7,149
EQUITY
  Beginning of Period.........      21,899          14,750
                                -------------   -------------
  End of Period...............    $ 31,468        $ 21,899
                                -------------   -------------
                                -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

                                      ---

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1998

NOTE 1 -- Northwestern Mutual Variable Life Account (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable life insurance policies.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share. The Fund is a diversified open-end investment company registered under the Investment Company Act of 1940.

NOTE 4 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the nine months ended September 30, 1998 by each Division are shown below:

                                       PURCHASES       SALES
                                      ------------  ------------
Aggressive Growth Division..........  $ 26,513,670  $    977,259
International Equity Division.......    21,073,260       751,733
Growth Stock Division...............    16,326,141       199,312
Growth & Income Stock
Division............................    17,032,508       600,992
Index 500 Stock Division............    42,311,692     1,322,673
Balanced Division...................    16,873,034     3,936,009
High Yield Bond Division............     4,835,061       451,938
Select Bond Division................     4,212,106       926,482
Money Market Division...............    33,125,890    23,562,807

NOTE 5 -- A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual. Generally, for policies issued before October 11, 1995, and Variable CompLife policies issued on or after October 11, 1995 the deduction is at an annual rate of .50% and .60%, respectively, of the net assets of the Account. The mortality risk is that insured may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

Certain deductions are also made from the annual or single premiums before accounts are allocated to the Account. These deductions are for (1) sales load,
(2) administrative expenses, (3) taxes and (4) a risk charge for the guaranteed minimum death benefit.

Additional mortality costs are deducted from the policy annually and are paid to Northwestern Mutual to cover the cost of providing insurance protection. This cost is actuarially calculated based upon the insured's age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy.

NOTE 6 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The variable life insurance policies which are funded in the Account are taxed as part of the operations of Northwestern Mutual. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of .20% of the Account's net assets and reserves the right to increase, decrease or eliminate the change for taxes in the future. Generally, for Variable CompLife policies issued on or after October 11, 1995, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

NOTE 7 -- The account is credited for the policyowners' net annual premiums at the respective policy anniversary dates regardless of when policyowners actually paid their premiums. Northwestern Mutual's equity represents any unpaid portion of net annual premiums.

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(IN THOUSANDS)
SEPTEMBER 30, 1998

NOTE 8 -- Equity Values by Division are shown below:

                                                                                                VARIABLE LIFE
                                                                                            POLICIES ISSUED BEFORE
                                                                                               OCTOBER 11, 1995
                                                                                                  EQUITY OF:
                                                                                           ------------------------    TOTAL
                                                                                           POLICYOWNERS      NML      EQUITY
                                                                                           -------------  ---------  ---------
Aggressive Growth Stock Division.........................................................    $  32,267    $   3,771  $  36,038
International Equity Division............................................................       27,564        3,111     30,675
Growth Stock Division....................................................................       17,772        1,409     19,181
Growth and Income Stock Division.........................................................       20,873        1,779     22,652
Index 500 Stock Division.................................................................       76,658        4,779     81,437
Balanced Division........................................................................      119,131        4,993    124,124
High Yield Bond Division.................................................................        4,586          408      4,994
Select Bond Division.....................................................................        6,693          407      7,100
Money Market Division....................................................................        5,889          323      6,212
                                                                                           -------------  ---------  ---------
                                                                                             $ 311,433    $  20,980  $ 332,413
                                                                                           -------------  ---------  ---------
                                                                                           -------------  ---------  ---------

                                                                                              VARIABLE COMPLIFE
                                                                                            POLICIES ISSUED ON OR
                                                                                            AFTER OCTOBER 11, 1995
                                                                                                  EQUITY OF:
                                                                                           ------------------------    TOTAL
                                                                                           POLICYOWNERS      NML      EQUITY
                                                                                           -------------  ---------  ---------
Aggressive Growth Stock Division.........................................................    $  34,803    $  15,844  $  50,647
International Equity Division............................................................       21,936       10,773     32,709
Growth Stock Division....................................................................       19,471        9,352     28,823
Growth and Income Stock Division.........................................................       19,343       10,040     29,383
Index 500 Stock Division.................................................................       42,648       21,353     64,001
Balanced Division........................................................................       10,224        4,018     14,242
High Yield Bond Division.................................................................        4,930        2,415      7,345
Select Bond Division.....................................................................        3,962        1,021      4,983
Money Market Division....................................................................        8,979       16,265     25,244
                                                                                           -------------  ---------  ---------
                                                                                             $ 166,296    $  91,081  $ 257,377
                                                                                           -------------  ---------  ---------
                                                                                           -------------  ---------  ---------

                                                                                           VARIABLE EXECUTIVE LIFE
                                                                                            POLICIES ISSUED ON OR
                                                                                             AFTER MARCH 2, 1998
                                                                                                  EQUITY OF:
                                                                                           ------------------------    TOTAL
                                                                                           POLICYOWNERS      NML      EQUITY
                                                                                           -------------  ---------  ---------
Aggressive Growth Stock Division.........................................................    $      55    $       0  $      55
International Equity Division............................................................            7            0          7
Growth Stock Division....................................................................           18            0         18
Growth and Income Stock Division.........................................................           39            0         39
Index 500 Stock Division.................................................................           67            0         67
Balanced Division........................................................................           17            0         17
High Yield Bond Division.................................................................           10            0         10
Select Bond Division.....................................................................            8            0          8
Money Market Division....................................................................           11            0         11
                                                                                           -------------  ---------  ---------
                                                                                             $     232    $       0  $     232
                                                                                           -------------  ---------  ---------
                                                                                           -------------  ---------  ---------

                                       --

             [LOGO]

                                                                          [LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

To The Northwestern Mutual Life Insurance Company and
Policyowners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in equity present fairly, in all material respects, the financial position of Northwestern Mutual Variable Life Account and the Index 500 Stock Division, Growth Stock Division, Growth and Income Stock Division, Aggressive Growth Stock Division, International Equity Division, Select Bond Division, High Yield Bond Division, Money Market Division and the Balanced Division thereof at December 31, 1997, the results of their operations and the changes in their equity for the year then ended and for each of the other periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1997 with Northwestern Mutual Series Fund, Inc., provide a reasonable basis for the opinion expressed above.

               [SIGNATURE]

Milwaukee, Wisconsin
January 27, 1998

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

FINANCIAL STATEMENTS

DECEMBER 31, 1997

STATEMENT OF ASSETS AND LIABILITIES

(IN THOUSANDS)

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Aggressive Growth Stock
       23,568 shares (cost $66,748)...............  $  78,645
      International Equity
       31,449 shares (cost $46,440)...............     53,117
      Growth Stock
       17,809 shares (cost $26,009)...............     32,234
      Growth and Income Stock
       27,339 shares (cost $36,512)...............     36,389
      Index 500 Stock
       40,734 shares (cost $74,358)...............    107,700
      Balanced
       63,446 shares (cost $90,745)...............    126,320
      High Yield Bond
       8,280 shares (cost $9,262).................      8,802
      Select Bond
       7,233 shares (cost $8,546).................      9,092
      Money Market
       21,899 shares (cost $21,899)...............     21,899   $ 474,198
                                                    ---------
Due from Sale of Fund Shares..................................        978
Due from Northwestern Mutual Life Insurance Company...........        382
                                                                ---------
      Total Assets............................................  $ 475,558
                                                                ---------
                                                                ---------
LIABILITIES
  Due to Northwestern Mutual Life Insurance Company...........  $     978
  Due on Purchase of Fund Shares..............................        382
                                                                ---------
      Total Liabilities.......................................      1,360
                                                                ---------
EQUITY (NOTE 8)
  Policies Issued Before October 11, 1995.....................    315,462
  Policies Issued On or After October 11, 1995................    158,736
                                                                ---------
      Total Equity............................................    474,198
                                                                ---------
      Total Liabilities and Equity............................  $ 475,558
                                                                ---------
                                                                ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS AND CHANGES IN EQUITY

(IN THOUSANDS)

                                                                        AGGRESSIVE GROWTH
                                           COMBINED                      STOCK DIVISION           INTERNATIONAL EQUITY DIVISION
                                -------------------------------   -----------------------------   -----------------------------
                                  YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                     1997             1996            1997            1996            1997            1996
                                --------------   --------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $  24,262        $  11,085        $  3,345        $    892        $  1,286        $    924
  Mortality and Expense
    Risks.....................        1,788            1,102             271             139             197             100
  Taxes.......................          767              461             116              57              85              42
                                --------------   --------------   -------------   -------------   -------------   -------------
  Net Investment Income.......       21,707            9,522           2,958             696           1,004             782
                                --------------   --------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............        4,871            2,405             231             301             203              49
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................       42,532           21,398           5,109           2,690           2,358           3,197
                                --------------   --------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............       47,403           23,803           5,340           2,991           2,561           3,246
                                --------------   --------------   -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................       69,110           33,325           8,298           3,687           3,565           4,028
                                --------------   --------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................      170,672          101,055          21,502          11,065          12,656           8,006
  Policy Loans, Surrenders,
    and Death Benefits........      (23,728)         (16,316)         (4,003)         (2,117)         (2,787)         (1,566)
  Mortality and Other (net)...      (28,427)         (16,382)         (3,791)         (1,943)         (2,368)         (1,529)
  Transfers from Other
    Divisions.................       86,366           45,652          19,008          14,807          14,866           6,728
  Transfers to Other
    Divisions.................      (86,366)         (45,652)         (4,091)         (1,660)         (2,149)           (827)
                                --------------   --------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....      118,517           68,357          28,625          20,152          20,218          10,812
                                --------------   --------------   -------------   -------------   -------------   -------------
Net Increase in Equity........      187,627          101,682          36,923          23,839          23,783          14,840
EQUITY
  Beginning of Period.........      286,571          184,889          41,724          17,885          29,333          14,493
                                --------------   --------------   -------------   -------------   -------------   -------------
  End of Period...............    $ 474,198        $ 286,571        $ 78,647        $ 41,724        $ 53,116        $ 29,333
                                --------------   --------------   -------------   -------------   -------------   -------------
                                --------------   --------------   -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS AND CHANGES IN EQUITY

(IN THOUSANDS)

                                                                        GROWTH & INCOME                      INDEX 500
                                    GROWTH STOCK DIVISION               STOCK DIVISION                     STOCK DIVISION
                                -----------------------------   -------------------------------   --------------------------------
                                 YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                    1997            1996             1997             1996             1997              1996
                                -------------   -------------   --------------   --------------   ---------------   --------------
INVESTMENT INCOME
  Dividend Income.............    $  1,413        $    564        $  7,776         $  1,458         $   2,579         $  1,153
  Mortality and Expense
    Risks.....................         105              46             120               58               395              221
  Taxes.......................          45              19              52               24               169               93
                                -------------   -------------   --------------   --------------   ---------------   --------------
  Net Investment Income.......       1,263             499           7,604            1,376             2,015              839
                                -------------   -------------   --------------   --------------   ---------------   --------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............         172              88             173              117             2,375              359
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................       4,151           1,191          (1,823)             728            17,772            8,074
                                -------------   -------------   --------------   --------------   ---------------   --------------
  Net Gain (Loss) on
    Investments...............       4,323           1,279          (1,650)             845            20,147            8,433
                                -------------   -------------   --------------   --------------   ---------------   --------------
  Increase in Equity Derived
    from Investment
    Activity..................       5,586           1,778           5,954            2,221            22,162            9,272
                                -------------   -------------   --------------   --------------   ---------------   --------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................       7,334           3,397           7,537            4,523            19,733           12,626
  Policy Loans, Surrenders,
    and Death Benefits........      (1,314)           (436)         (1,842)            (692)           (5,039)          (3,465)
  Mortality and Other (net)...      (1,329)           (665)         (1,457)            (867)           (4,127)          (2,351)
  Transfers from Other
    Divisions.................       8,851           4,758          10,673            3,950            20,024            8,372
  Transfers to Other
    Divisions.................      (1,341)           (447)         (1,104)            (974)           (3,783)          (2,211)
                                -------------   -------------   --------------   --------------   ---------------   --------------
Increase in Equity Derived
  from Equity Transactions....      12,201           6,607          13,807            5,940            26,808           12,971
                                -------------   -------------   --------------   --------------   ---------------   --------------
Net Increase in Equity........      17,787           8,385          19,761            8,161            48,970           22,243
EQUITY
  Beginning of Period.........      14,446           6,061          16,628            8,467            58,729           36,486
                                -------------   -------------   --------------   --------------   ---------------   --------------
  End of Period...............    $ 32,233        $ 14,446        $ 36,389         $ 16,628         $ 107,699         $ 58,729
                                -------------   -------------   --------------   --------------   ---------------   --------------
                                -------------   -------------   --------------   --------------   ---------------   --------------


                                       BALANCED DIVISION
                                -------------------------------

                                  YEAR ENDED       YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,
                                     1997             1996
                                --------------   --------------
INVESTMENT INCOME
  Dividend Income.............    $  5,105         $  5,010
  Mortality and Expense
    Risks.....................         558              452
  Taxes.......................         239              193
                                --------------   --------------
  Net Investment Income.......       4,308            4,365
                                --------------   --------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............       1,655            1,462
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      15,262            5,413
                                --------------   --------------
  Net Gain (Loss) on
    Investments...............      16,917            6,875
                                --------------   --------------
  Increase in Equity Derived
    from Investment
    Activity..................      21,225           11,240
                                --------------   --------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................      15,394           15,417
  Policy Loans, Surrenders,
    and Death Benefits........      (7,260)          (7,030)
  Mortality and Other (net)...      (3,395)          (3,034)
  Transfers from Other
    Divisions.................       4,266            2,467
  Transfers to Other
    Divisions.................      (4,734)          (5,909)
                                --------------   --------------
Increase in Equity Derived
  from Equity Transactions....       4,271            1,911
                                --------------   --------------
Net Increase in Equity........      25,496           13,151
EQUITY
  Beginning of Period.........     100,826           87,675
                                --------------   --------------
  End of Period...............    $126,322         $100,826
                                --------------   --------------
                                --------------   --------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS AND CHANGES IN EQUITY

(IN THOUSANDS)

                                    HIGH YIELD BOND
                                       DIVISION            SELECT BOND DIVISION       MONEY MARKET DIVISION
                                -----------------------   -----------------------   -------------------------
                                YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                 DECEMBER     DECEMBER     DECEMBER     DECEMBER     DECEMBER      DECEMBER
                                   31,          31,          31,          31,           31,           31,
                                   1997         1996         1997         1996         1997          1996
                                ----------   ----------   ----------   ----------   -----------   -----------


INVESTMENT INCOME

  Dividend Income.............    $1,370       $  400       $  436       $  176       $   952       $   508

  Mortality and Expense
    Risks.....................        29           13           35           26            78            47

  Taxes.......................        12            5           15           11            34            17
                                ----------   ----------   ----------   ----------   -----------   -----------

  Net Investment Income.......     1,329          382          386          139           840           444
                                ----------   ----------   ----------   ----------   -----------   -----------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS

  Realized Gain on
    Investments...............        26           21           36            8            --            --

  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      (531)          83          234           22            --            --
                                ----------   ----------   ----------   ----------   -----------   -----------

  Net Gain (Loss) on
    Investments...............      (505)         104          270           30             0             0
                                ----------   ----------   ----------   ----------   -----------   -----------

  Increase in Equity Derived
    from Investment
    Activity..................       824          486          656          169           840           444
                                ----------   ----------   ----------   ----------   -----------   -----------

EQUITY TRANSACTIONS

  Policyowners' Net
    Payments..................     1,922        1,101        1,820        1,356        82,774        43,564

  Policy Loans, Surrenders,
    and Death Benefits........      (349)        (243)        (311)        (191)         (823)         (576)

  Mortality and Other (net)...      (339)        (193)        (560)        (248)      (11,061)       (5,552)

  Transfers from Other
    Divisions.................     3,276        1,043        2,000          954         3,402         2,573

  Transfers to Other
    Divisions.................      (425)        (449)        (756)        (553)      (67,983)      (32,622)
                                ----------   ----------   ----------   ----------   -----------   -----------

Increase in Equity Derived
  from Equity Transactions....     4,085        1,259        2,193        1,318         6,309         7,387
                                ----------   ----------   ----------   ----------   -----------   -----------

Net Increase in Equity........     4,909        1,745        2,849        1,487         7,149         7,831

EQUITY

  Beginning of Period.........     3,892        2,147        6,243        4,756        14,750         6,919
                                ----------   ----------   ----------   ----------   -----------   -----------

  End of Period...............    $8,801       $3,892       $9,092       $6,243       $21,899       $14,750
                                ----------   ----------   ----------   ----------   -----------   -----------
                                ----------   ----------   ----------   ----------   -----------   -----------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1 -- Northwestern Mutual Variable Life Account (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") used to fund variable life insurance policies.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share. The Fund is a diversified open-end investment company registered under the Investment Company Act of 1940.

NOTE 4 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1997 by each Division are shown below:

                                     PURCHASES          SALES
                                  ---------------  ---------------
Aggressive Growth Division......  $    32,148,589  $       564,378
International Equity Division...       22,025,927          803,101
Growth Stock Division...........       13,899,147          435,326
Growth & Income Stock
Division........................       21,933,009          522,627
Index 500 Stock Division........       33,585,092        4,761,393
Balanced Division...............       13,206,373        4,627,540
High Yield Bond Division........        5,627,863          213,319
Select Bond Division............        3,269,526          691,055
Money Market Division...........       31,100,613       23,952,747

NOTE 5 -- A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual Life. Generally, for policies issued before October 11, 1995, and policies issued on or after October 11, 1995 the deduction is at an annual rate of .50% and .60%, respectively, of the net assets of the Account. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

Certain deductions are also made from the annual or single premiums before accounts are allocated to the Account. These deductions are for (1) sales load,
(2) administrative expenses, (3) taxes and (4) a risk charge for the guaranteed minimum death benefit.

Additional mortality costs are deducted from the policy annually and are paid to Northwestern Mutual Life to cover the cost of providing insurance protection. This cost is actuarially calculated based upon the insured's age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy.

NOTE 6 -- Northwestern Mutual Life is taxed as a "life insurance company" under the Internal Revenue Code. The variable life insurance policies which are funded in the Account are taxed as part of the operations of Northwestern Mutual Life. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for policies issued before October 11, 1995, Northwestern Mutual Life charges the Account at an annual rate of .20% of the Account's net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for policies issued on or after October 11, 1995, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual Life reserves the right to charge for taxes in the future.

NOTE 7 -- The Account is credited for the policyowners' net annual premiums at the respective policy anniversary dates regardless of when policyowners actually paid their premiums. Northwestern Mutual Life's equity represents any unpaid portion of net annual premiums.

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 8 -- Equity Values by Division are shown below:

                                                                                          POLICIES ISSUED BEFORE
                                                                                             OCTOBER 11, 1995
                                                                                                EQUITY OF:
                                                                                         ------------------------    TOTAL
                                                                                         POLICYOWNERS      NML       EQUITY
                                                                                         -------------  ---------  ----------
Aggressive Growth Stock Division.......................................................   $   35,423    $  4,027   $  39,450
International Equity Division..........................................................       28,405       3,253      31,658
Growth Stock Division..................................................................       14,641       1,420      16,061
Growth and Income Stock Division.......................................................       19,349       1,808      21,157
Index 500 Stock Division...............................................................       67,754       4,993      72,747
Balanced Division......................................................................      113,340       5,378     118,718
High Yield Bond Division...............................................................        4,331         427       4,758
Select Bond Division...................................................................        5,969         449       6,418
Money Market Division..................................................................        4,274         221       4,495
                                                                                         -------------  ---------  ----------
                                                                                          $  293,486    $ 21,976   $ 315,462
                                                                                         -------------  ---------  ----------
                                                                                         -------------  ---------  ----------

                                                                                          POLICIES ISSUED ON OR
                                                                                          AFTER OCTOBER 11, 1995
                                                                                                EQUITY OF:
                                                                                         ------------------------    TOTAL
                                                                                         POLICYOWNERS      NML       EQUITY
                                                                                         -------------  ---------  ----------
Aggressive Growth Stock Division.......................................................   $   26,389    $ 12,807   $  39,196
International Equity Division..........................................................       14,079       7,381      21,460
Growth Stock Division..................................................................       10,886       5,287      16,173
Growth and Income Stock Division.......................................................        9,982       5,249      15,231
Index 500 Stock Division...............................................................       23,177      11,775      34,952
Balanced Division......................................................................        5,155       2,448       7,603
High Yield Bond Division...............................................................        2,798       1,245       4,043
Select Bond Division...................................................................        2,034         640       2,674
Money Market Division..................................................................        5,841      11,563      17,404
                                                                                         -------------  ---------  ----------
                                                                                          $  100,341    $ 58,395   $ 158,736
                                                                                         -------------  ---------  ----------
                                                                                         -------------  ---------  ----------

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF FINANCIAL POSITION

(IN MILLIONS)

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.

                                                        DECEMBER 31,
                                                    ---------------------
                                                      1997        1996
                                                    ---------   ---------
ASSETS
    Bonds.........................................  $  32,359   $  29,076
    Common and preferred stocks...................      6,524       4,728
    Mortgage loans................................     10,835       9,564
    Real estate...................................      1,372       1,385
    Policy loans..................................      7,163       6,802
    Other investments.............................      2,026       1,714
    Cash and temporary investments................        572       1,131
    Due and accrued investment income.............        795         764
    Other assets..................................      1,275       1,177
    Separate account assets.......................      8,160       6,339
                                                    ---------   ---------
        Total assets..............................  $  71,081   $  62,680
                                                    ---------   ---------
                                                    ---------   ---------
LIABILITIES AND GENERAL CONTINGENCY RESERVE
    Reserves for policy benefits..................  $  47,343   $  43,209
    Policy benefit and premium deposits...........      1,624       1,567
    Policyowner dividends payable.................      2,640       2,350
    Interest maintenance reserve..................        461         299
    Asset valuation reserve.......................      1,974       1,538
    Income taxes payable..........................      1,043         942
    Other liabilities.............................      3,735       2,921
    Separate account liabilities..................      8,160       6,339
                                                    ---------   ---------
        Total liabilities.........................     66,980      59,165
    General contingency reserve...................      4,101       3,515
                                                    ---------   ---------
        Total liabilities and general contingency
         reserve..................................  $  71,081   $  62,680
                                                    ---------   ---------
                                                    ---------   ---------

    The accompanying notes are an integral part of the financial statements

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF OPERATIONS

(IN MILLIONS)

                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                    ---------------------------------
                                                      1997        1996        1995
                                                    ---------   ---------   ---------
REVENUE
    Premiums......................................  $  7,294    $  6,667    $  6,196
    Net investment income.........................     4,171       3,836       3,673
    Policy benefits left with Company and other
     income.......................................       861         759         733
                                                    ---------   ---------   ---------
        Total revenue.............................    12,326      11,262      10,602
                                                    ---------   ---------   ---------
BENEFITS AND EXPENSES
    Benefit payments to policyowners and
     beneficiaries:
      Death benefits..............................       775         673         655
      Surrender benefits..........................     1,422       1,182       1,375
      Disability benefits.........................       227         202         174
      Annuity benefits............................       140         128          92
      Matured endowments..........................        58          52          48
      Payments from policy benefits left with
       Company....................................       707         684         590
                                                    ---------   ---------   ---------
        Benefits paid.............................     3,329       2,921       2,934
    Net transfers to separate accounts............       566         579         236
    Net additions to policy reserves..............     4,026       3,701       3,506
                                                    ---------   ---------   ---------
        Total benefits............................     7,921       7,201       6,676
    Operating expenses............................     1,138       1,043       1,026
                                                    ---------   ---------   ---------
        Total benefits and expenses...............     9,059       8,244       7,702
                                                    ---------   ---------   ---------
Gain from operations before income taxes and
 dividends........................................     3,267       3,018       2,900
Policyowner dividends.............................     2,636       2,341       2,111
                                                    ---------   ---------   ---------
Gain from operations before taxes.................       631         677         789
Income tax expense................................       356         452         467
                                                    ---------   ---------   ---------
Net gain from operations..........................       275         225         322
Net realized capital gains........................       414         395         137
                                                    ---------   ---------   ---------
        Net income................................  $    689    $    620    $    459
                                                    ---------   ---------   ---------
                                                    ---------   ---------   ---------

    The accompanying notes are an integral part of the financial statements

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF CHANGES IN GENERAL CONTINGENCY RESERVE

(IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                      -------------------------------
                                                       1997        1996        1995
                                                      -------     -------     -------
BEGINNING OF YEAR BALANCE.........................    $3,515      $2,786      $2,225
  Net income......................................       689         620         459
  Increase in net unrealized capital gains........       576         295         373
  Increase in investment reserves.................      (526)       (176)       (237)
  Other, net......................................      (153)        (10)        (34)
                                                      -------     -------     -------
  Net increase in general contingency reserve.....       586         729         561
                                                      -------     -------     -------
END OF YEAR BALANCE...............................    $4,101      $3,515      $2,786
                                                      -------     -------     -------
                                                      -------     -------     -------

    The accompanying notes are an integral part of the financial statements

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF CASH FLOWS

(IN MILLIONS)

                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                      ----------------------------------
                                                        1997         1996         1995
                                                      --------     --------     --------
CASH FLOWS FROM OPERATING ACTIVITIES
    Insurance and annuity premiums................    $ 8,093      $ 7,361      $ 6,864
    Investment income received....................      3,928        3,634        3,480
    Net disbursement of policy loans..............       (360)        (326)        (331)
    Benefits paid to policyowners and
     beneficiaries................................     (3,316)      (2,912)      (2,939)
    Net transfers to separate accounts............       (565)        (579)        (236)
    Policyowner dividends paid....................     (2,347)      (2,105)      (1,945)
    Operating expenses and taxes..................     (1,722)      (1,663)      (1,364)
    Other, net....................................        564        1,558          381
                                                      --------     --------     --------
    NET CASH PROVIDED BY OPERATING ACTIVITIES.....      4,275        4,968        3,910
                                                      --------     --------     --------
CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
    Bonds.........................................     38,284       31,942       25,317
    Common and preferred stocks...................      9,057        4,570        2,465
    Mortgage loans................................      1,012        1,253          431
    Real estate...................................        302          178           48
    Other invested assets.........................        398          316          149
                                                      --------     --------     --------
                                                       49,053       38,259       28,410
                                                      --------     --------     --------
COST OF INVESTMENTS ACQUIRED
    Bonds.........................................     41,169       35,342       27,596
    Common and preferred stocks...................      9,848        4,463        2,562
    Mortgage loans................................      2,309        2,455        1,883
    Real estate...................................        202          125          202
    Other invested assets.........................        359          255          336
                                                      --------     --------     --------
                                                       53,887       42,640       32,579
                                                      --------     --------     --------
    NET CASH USED IN INVESTING ACTIVITIES.........     (4,834)      (4,381)      (4,169)
                                                      --------     --------     --------
NET (DECREASE) INCREASE IN CASH AND TEMPORARY
 INVESTMENTS......................................       (559)         587         (259)
CASH AND TEMPORARY INVESTMENTS, BEGINNING OF
 YEAR.............................................      1,131          544          803
                                                      --------     --------     --------
CASH AND TEMPORARY INVESTMENTS, END OF YEAR.......    $   572      $ 1,131      $   544
                                                      --------     --------     --------
                                                      --------     --------     --------

    The accompanying notes are an integral part of the financial statements

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1997, 1996 AND 1995

NOTE 1 -- PRINCIPAL ACCOUNTING POLICIES

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned life insurance subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company offers life, annuity and disability income products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting"). Prior to December 15, 1995, these policies were considered generally accepted accounting principles ("GAAP") for mutual life insurance enterprises. However, in April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance Companies and Other Enterprises," which established a different definition of GAAP for mutual life insurance enterprises. Under the Interpretation, financial statements of mutual life insurance enterprises for periods beginning after December 15, 1995 which are prepared on the statutory basis of accounting are no longer characterized as being in conformity with GAAP.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on a GAAP basis primarily because on a GAAP basis
(1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, and
(4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds                           --   Amortized cost using the interest method; loan-backed and
                                      structured securities are amortized using estimated
                                      prepayment rates and, generally, the prospective adjustment method
Common and preferred stocks     --   Common stocks are carried at market value, preferred stocks are generally carried at cost, and unconsolidated
                                      subsidiaries are recorded as equity in subsidiaries' net
                                      assets
Mortgage loans                  --   Amortized cost
Real estate                     --   Lower of cost, less depreciation and encumbrances, or
                                      estimated net realizable value
Policy loans                    --   Unpaid principal balance, which approximates fair value
Other investments               --   Consists primarily of joint ventures which are valued at
                                      equity in ventures' net assets
Cash and temporary investments  --   Amortized cost, which approximates fair value

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

CASH AND TEMPORARY INVESTMENTS

Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME

Net investment income includes interest and dividends received or due and accrued on debt securities and stocks, equity in unconsolidated subsidiaries' earnings and the Company's prorated portion of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation and depletion related to energy assets.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

ASSET VALUATION RESERVE

The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested assets held by the Company using a formula prescribed by state regulations. The AVR is designed to stabilize the general contingency reserves against potential declines in the value of investments.

SEPARATE ACCOUNT BUSINESS

Separate account assets and related policy liabilities represent the segregation of funds deposited by "variable" life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds and/or a fixed interest rate option. Separate account assets are reported at fair market value.

RESERVES FOR POLICY BENEFITS

Reserves for policy benefits are determined by actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the Office of the Commissioner of Insurance of the State of Wisconsin. See Note 3.

PREMIUM REVENUE AND OPERATING EXPENSES

Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

POLICYOWNER DIVIDENDS

All life insurance policies, and certain annuity and disability income policies, issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved.

RECLASSIFICATION

Certain 1996 and 1995 financial statement balances have been reclassified to conform to the current year presentation.

NOTE 2 -- INVESTMENTS

DEBT SECURITIES

Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated market values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

Statement value, which principally represents amortized cost, and estimated market value of the Company's debt securities at December 31, 1997 and 1996 are as follows:

                                                                  RECONCILIATION TO ESTIMATED MARKET
                                                                                 VALUE
                                                                ---------------------------------------
                                                                   GROSS          GROSS       ESTIMATED
                                                    STATEMENT    UNREALIZED     UNREALIZED     MARKET
DECEMBER 31, 1997                                     VALUE     APPRECIATION   DEPRECIATION     VALUE
--------------------------------------------------  ---------   ------------   ------------   ---------
                                                                       (IN MILLIONS)
US Government and political obligations...........  $ 3,695       $  336          $  (3)      $ 4,028
Mortgage-backed securities........................    7,015          264             (4)        7,275
Corporate and other debt securities...............   21,649        1,098           (208)       22,539
                                                    ---------   ------------     ------       ---------
                                                     32,359        1,698           (215)       33,842
Preferred stocks..................................      167            4             (2)          169
                                                    ---------   ------------     ------       ---------
Total.............................................  $32,526       $1,702          $(217)      $34,011
                                                    ---------   ------------     ------       ---------
                                                    ---------   ------------     ------       ---------


                                                                  RECONCILIATION TO ESTIMATED MARKET
                                                                                 VALUE
                                                                ---------------------------------------
                                                                   GROSS          GROSS       ESTIMATED
                                                    STATEMENT    UNREALIZED     UNREALIZED     MARKET
DECEMBER 31, 1996                                     VALUE     APPRECIATION   DEPRECIATION     VALUE
--------------------------------------------------  ---------   ------------   ------------   ---------
                                                                       (IN MILLIONS)
US Government and political obligations...........  $ 4,789       $  171          $  (2)      $ 4,958
Mortgage-backed securities........................    6,747          179            (38)        6,888
Corporate and other debt securities...............   17,540          776            (99)       18,217
                                                    ---------   ------------     ------       ---------
                                                     29,076        1,126           (139)       30,063
Preferred stocks..................................       84            6             (1)           89
                                                    ---------   ------------     ------       ---------
Total.............................................  $29,160       $1,132          $(140)      $30,152
                                                    ---------   ------------     ------       ---------
                                                    ---------   ------------     ------       ---------

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

The statement value of debt securities by contractual maturity at December 31, 1997 and 1996 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    DECEMBER 31,   DECEMBER 31,
                                                        1997           1996
                                                    ------------   ------------
                                                           (IN MILLIONS)
Due in one year or less...........................    $   605        $   457
Due after one year through five years.............      4,878          4,077
Due after five years through ten years............      9,760          7,802
Due after ten years...............................     10,268         10,077
                                                    ------------   ------------
                                                       25,511         22,413
Mortgage-backed securities........................      7,015          6,747
                                                    ------------   ------------
                                                      $32,526        $29,160
                                                    ------------   ------------
                                                    ------------   ------------

STOCKS

The estimated market values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

The cost of common and preferred stock held by the Company at December 31, 1997 and 1996 is $5.0 billion and $3.7 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE

Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of properties.

The fair value of mortgage loans as of December 31, 1997 and 1996 was approximately $11.5 billion and $9.8 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 1997, real estate includes $61 million acquired through foreclosure and $124 million of home office real estate. In 1997 and 1996, the Company recorded unrealized losses of $2 million and $43 million, respectively, for the excess of carrying value over fair value of certain real estate investments and mortgage loans.

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

REALIZED GAINS AND LOSSES

Realized investment gains and losses for the years ended December 31, 1997, 1996 and 1995 are as follows:

                                      FOR THE YEAR ENDED               FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                      DECEMBER 31, 1997                DECEMBER 31, 1996                DECEMBER 31, 1995
                                ------------------------------   ------------------------------   ------------------------------
                                                        NET                              NET                              NET
                                                      REALIZED                         REALIZED                         REALIZED
                                REALIZED   REALIZED    GAINS     REALIZED   REALIZED    GAINS     REALIZED   REALIZED    GAINS
                                 GAINS      LOSSES    (LOSSES)    GAINS      LOSSES    (LOSSES)    GAINS      LOSSES    (LOSSES)
                                --------   --------   --------   --------   --------   --------   --------   --------   --------
                                                                         (IN MILLIONS)
Bonds.........................  $   518     $ (269)    $ 249     $   396     $ (383)    $  13     $   576     $ (130)    $  446
Common and preferred Stocks...      533       (150)      383         580       (115)      465         574       (429)       145
Mortgage loans................       14        (14)        -           2        (15)      (13)          2        (32)       (30)
Real estate...................      100         (2)       98          36          0        36          14         (3)        11
Other invested assets.........      338       (105)      233         204        (51)      153         188        (95)        93
                                --------   --------   --------   --------   --------   --------   --------   --------   --------
                                $ 1,503     $ (540)    $ 963     $ 1,218     $ (564)    $ 654     $ 1,354     $ (689)    $  665
                                --------   --------   --------   --------   --------   --------   --------   --------   --------
                                --------   --------   --------   --------   --------   --------   --------   --------   --------
Less: Capital gains taxes.....                           340                              224                               239
Less: IMR deferrals...........                           209                               35                               289
                                                      --------                         --------                         --------
Net realized capital gains....                         $ 414                            $ 395                            $  137
                                                      --------                         --------                         --------
                                                      --------                         --------                         --------

SECURITIES LENDING

The Company has entered into a securities lending agreement whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $1.5 billion and $1.0 billion are included in the consolidated statements of financial position at December 31, 1997 and 1996, respectively, and approximate the statement value of securities loaned at those dates.

INVESTMENT IN MGIC

The Company owns 18.4% (20.9 million shares) of the outstanding common stock of MGIC Investment Corporation ("MGIC"). This investment is accounted for using the equity method. At December 31, 1997, the market value of the Company's investment in MGIC exceeded the statement value of $273 million by $768 million.

In July 1995, the Company entered into a forward contract with a brokerage firm to deliver 8.8 million to 10.7 million shares of MGIC (or cash in an amount equal to the market value of the MGIC shares at contract maturity) in August, 1998, in exchange for a fixed cash payment of $247 million ($24 per share). The Company's objective in entering into the forward contract was to hedge against depreciation in the value of its MGIC holdings during the contract period below the initial spot price of $24, while partially participating in appreciation, if any, during the forward contract's duration.

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options and swaps. In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 1997.

The Company held the following positions for hedging purposes at December 31, 1997:

DERIVATIVE FINANCIAL INSTRUMENT                 NOTIONAL AMOUNTS                    RISKS REDUCED
---------------------------------------------  ------------------   ---------------------------------------------
                                                 (IN MILLIONS)
Foreign Currency Forward Contracts...........         $564          Currency exposure on foreign denominated
                                                                     investments.
Common Stock Futures.........................          327          Stock market price fluctuation.
Bond Futures.................................           95          Bond market price fluctuation.
Options to acquire Interest Rate Swaps.......          530          Interest rates payable on certain annuity and
                                                                     insurance contracts.
Foreign Currency and Interest Rate Swaps.....          209          Interest rates on variable rate notes and
                                                                     currency exposure on foreign denominated
                                                                     bonds.

The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

The notional amount of equity swaps outstanding at December 31, 1997 was $143 million.

The hedges are recorded by the Company in the same manner as the underlying investments. Foreign currency forwards, foreign currency swaps, stock futures, and options to acquire interest rate swaps are reported at market value. There is no statement value reported for interest rate swaps and bond futures prior to the settlement of the contract. Changes in the values of these contracts are expected to offset gains and losses on the hedged items. For hedges reported at market value, gains and losses are unrealized until expiration of the contract. The effect of derivative transactions is not material to the Company's results of operations or financial position.

NOTE 3 -- RESERVES FOR POLICY BENEFITS

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method ("CRVM") with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are based primarily on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued using CRVM with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on the contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are estimated using the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments using primarily the 1985 CIDA (modified for Company experience in the first two years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity based on past experience. Actual future experience could differ from these estimates.

NOTE 4 -- EMPLOYEE AND AGENT BENEFIT PLANS

The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The expense associated with these plans is generally recorded by the Company in the period contributions to the plans are funded. As of January 1, 1997, the most recent actuarial valuation date available, the defined benefit plans were fully funded. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions are made to the plan. The defined benefit and defined contribution plans' assets of $1.4 billion at December 31, 1997 are primarily invested in the separate accounts of the Company.

In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit cost for the year ended December 31, 1997 was a net benefit of $1.3 million; it includes the expected cost of postretirement benefits for newly eligible and vested employees, interest cost and return on plan assets totaling $3.6 million, offset by gains from favorable differences between actuarial assumptions and actual experience of $4.9 million.

                                    DECEMBER 31,          DECEMBER 31,
                                        1997                  1996
                                --------------------  --------------------
Unfunded postretirement
 benefit obligation for
 retirees and other fully
 eligible employees (Accrued
 in statement of financial
 position)....................  $34 million           $35 million
Estimated postretirement
 benefit obligation for active
 non-vested employees (Not
 accrued until employee
 vests).......................  $50 million           $43 million
Discount rate.................  7%                    7%
Health care cost trend rate...  10% to an ultimate    10% to an ultimate
                                 5%, declining 1%      5%, declining 1%
                                 for 5 years           for 5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 1997 would be increased by $4 million.

At December 31, 1997, the recorded postretirement benefit obligation was reduced by $20 million for assets funded for postretirement health care benefits.

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

NOTE 5 -- REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and co-insurance contracts. The Company retains a maximum of $15 million of coverage per individual life and $20 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon on coverage type.

The amounts shown in the accompanying consolidated financial statements are net of reinsurance activity. Benefit reserves at December 31, 1997 and 1996 are reported net of reinsurance of $435 million and $355 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 1997, 1996 and 1995 is as follows:

                                                     1997      1996      1995
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Direct premiums...................................  $7,647    $7,064    $6,452
Reinsurance ceded.................................    (353)     (397)     (256)
                                                    -------   -------   -------
Net premium revenue...............................  $7,294    $6,667    $6,196
                                                    -------   -------   -------
                                                    -------   -------   -------
Benefits to policyowners and beneficiaries........  $8,057    $7,348    $6,818
Reinsurance recoveries............................    (136)     (147)     (142)
                                                    -------   -------   -------
Net benefits to policyowners and beneficiaries....  $7,921    $7,201    $6,676
                                                    -------   -------   -------
                                                    -------   -------   -------

In addition, the Company received $115 million, $93 million and $67 million in 1997, 1996 and 1995 respectively, from reinsurers representing reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies

NOTE 6 -- INCOME TAXES

Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1988 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes which may become due with respect to the open years.

The Company's effective tax rate on gains from operations before income tax expense (after dividends) in 1997, 1996 and 1995 were 56%, 67% and 60%, respectively. The Company's effective tax rate exceeds the federal corporate rate of 35% because, (1) the Company pays a tax that is assessed only on mutual life insurance companies which treats a portion of policyholder dividends like nondeductible dividends paid to shareholders of stock companies ("equity tax"), and (2) the Company must capitalize and amortize (as opposed to immediately deducting) an amount deemed to represent the cost of acquiring new business ("DAC tax").

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

NOTE 7 -- CONTINGENCIES

The Company has guaranteed certain obligations of its affiliates. These guarantees totaled approximately $112 million at December 31, 1997 and are generally supported by the underlying net asset values of the affiliates.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial condition.

                                       --

             [LOGO]
[LOGO]
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of operations, of changes in general contingency reserve and of cash flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our report dated January 24, 1996, we expressed an opinion that the 1995 consolidated financial statements, prepared using accounting practices prescribed or permitted by the Insurance Departments of the states in which the Company and its subsidiary were domiciled (statutory basis of accounting), were presented fairly, in all material respects, in conformity with generally accepted accounting principles. As described in Note 1 to these financial statements, pursuant to the pronouncement of the Financial Accounting Standards Board, financial statements of mutual life insurance enterprises prepared using accounting practices prescribed or permitted by insurance regulators (statutory basis of accounting) are no longer considered presentations in conformity with generally accepted accounting principles. Accordingly, our present opinion on the presentation of the 1995 financial statements, as presented herein, is different from that expressed in our previous report.

As described in Note 1, these consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1997 and 1996, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 1997 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1997 and 1996 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, on the basis of accounting described in Note 1.

               [SIGNATURE]

January 26, 1998

                                       --

APPENDIX A

ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES CASH VALUES AND ACCUMULATED PREMIUMS. The tables on the following pages illustrate how the death benefit, Policy Value and cash value for a Policy would vary over time based on hypothetical investment results. The tables assume gross investment return rates of 0%, 6% and 12% on assets of the Account. The Policies illustrated are for a male and female, both select risks, age 55, with a Specified Amount of $1,000,000 and annual premium of $20,000. The first four illustrations, on pages 46-49, are for death benefit Option A, based on both current charges and Guaranteed Charges, using 1) the Guideline Premium/Cash Value Corridor Test, and
2) the Cash Value Accumulation Test for the definition of life insurance. The next four illustrations are for Policies with death benefit Option B.

The death benefits and cash values would be different from those shown if the gross investment return rate averaged 0%, 6% or 12%, but fluctuated over and under the average rate at various points in time. The values would also be different, depending on the Account divisions selected by the owner of the Policy, if the return rate for the nine Fund Portfolios averaged 0%, 6% or 12%, but the rates for each individual Portfolio varied over and under the average.

The amounts shown as the death benefits, Policy Values and cash values reflect the deductions from premiums and deductions from Policy Value. The amounts shown as the cash values reflect surrender charges. The amounts shown also reflect the average of the investment advisory fees and other Fund expenses applicable to each of the nine Portfolios of the Fund during 1997 at the annual rate of .45% of the Fund's net assets. See "The Fund", p. 4. Thus the 0%, 6% and 12% gross hypothetical return rates on the Fund's assets are equivalent to the net rates of -.45%, 5.55% and 11.55% on the assets of the Account.

The second column of each table shows the amount which would accumulate if an amount equal to the annual premium were invested to earn interest, after taxes, at a 5% interest rate compounded annually.

The death benefits and corresponding Policy Values and cash values shown on pages 46, 48, 50 and 52 illustrate benefits which would be paid if investment returns of 0%, 6% and 12% are realized, and if mortality and expense experience in the future is as currently experienced. HOWEVER, CURRENT MONTHLY COST OF INSURANCE AND EXPENSE CHARGES MAY CHANGE SUBJECT TO THE STATED MAXIMUM CHARGES.

A comparable illustration based on the issue age, sex and risk classification of the proposed insured persons and proposed Specified Amount, death benefit option and premium is available upon request.

                                       --

             FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY

SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  A

MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55

ANNUAL PREMIUM:  $20,000            GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST

                                CURRENT CHARGES

                                                     DEATH BENEFIT
                                         -------------------------------------
                                          ASSUMING HYPOTHETICAL GROSS ANNUAL
                  PREMIUM ACCUMULATED            INVESTMENT RETURN OF
    END OF         AT 5% INTEREST PER    -------------------------------------
  POLICY YEAR             YEAR               0%           6%           12%
---------------  ----------------------  -----------  -----------  -----------
           1                21,000         1,000,000    1,000,000    1,000,000
           2                43,050         1,000,000    1,000,000    1,000,000
           3                66,203         1,000,000    1,000,000    1,000,000
           4                90,513         1,000,000    1,000,000    1,000,000
           5               116,038         1,000,000    1,000,000    1,000,000
           6               142,840         1,000,000    1,000,000    1,000,000
           7               170,982         1,000,000    1,000,000    1,000,000
           8               200,531         1,000,000    1,000,000    1,000,000
           9               231,558         1,000,000    1,000,000    1,000,000
          10               264,136         1,000,000    1,000,000    1,000,000
          15               453,150         1,000,000    1,000,000    1,000,000
          20               694,385         1,000,000    1,000,000    1,263,114
          25             1,002,269         1,000,000    1,000,000    2,223,824
          30             1,395,216         1,000,000    1,224,909    3,861,856
          35             1,896,726         1,000,000    1,652,141    6,532,279

                              POLICY VALUE                                    CASH VALUE
              ---------------------------------------------  ---------------------------------------------
              ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT
                                RETURN OF                                      RETURN OF
              ---------------------------------------------  ---------------------------------------------
   END OF
POLICY YEAR             0%        6%         12%                       0%        6%         12%
------------          -------  ---------  ---------                  -------  ---------  ---------
        1              15,557     16,560     17,565                    6,267      7,270      8,275
        2              30,972     33,958     37,067                   22,714     25,700     28,809
        3              46,243     52,234     58,719                   39,018     45,008     51,494
        4              61,370     71,430     82,756                   55,177     65,236     76,563
        5              76,349     91,588    109,436                   71,188     86,427    104,275
        6              91,176    112,751    139,047                   87,047    108,622    134,918
        7             105,844    134,963    171,903                  102,747    131,867    168,807
        8             120,345    158,269    208,359                  118,280    156,204    206,294
        9             134,672    182,715    248,804                  133,640    181,683    247,772
       10             148,818    208,354    293,676                  148,818    208,354    293,676
       15             230,988    373,446    623,655                  230,988    373,446    623,655
       20             302,248    579,668  1,180,480                  302,248    579,668  1,180,480
       25             344,026    834,849  2,117,928                  344,026    834,849  2,117,928
       30             312,860  1,166,580  3,677,958                  312,860  1,166,580  3,677,958
       35              75,632  1,573,467  6,221,218                   75,632  1,573,467  6,221,218

ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.

THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

             FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY

SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  A

MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55

ANNUAL PREMIUM:  $20,000            GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST

                               GUARANTEED CHARGES

                                                     DEATH BENEFIT
                                         -------------------------------------
                                          ASSUMING HYPOTHETICAL GROSS ANNUAL
                  PREMIUM ACCUMULATED            INVESTMENT RETURN OF
    END OF         AT 5% INTEREST PER    -------------------------------------
  POLICY YEAR             YEAR               0%           6%           12%
---------------  ----------------------  -----------  -----------  -----------
           1                21,000         1,000,000    1,000,000    1,000,000
           2                43,050         1,000,000    1,000,000    1,000,000
           3                66,203         1,000,000    1,000,000    1,000,000
           4                90,513         1,000,000    1,000,000    1,000,000
           5               116,038         1,000,000    1,000,000    1,000,000
           6               142,840         1,000,000    1,000,000    1,000,000
           7               170,982         1,000,000    1,000,000    1,000,000
           8               200,531         1,000,000    1,000,000    1,000,000
           9               231,558         1,000,000    1,000,000    1,000,000
          10               264,136         1,000,000    1,000,000    1,000,000
          15               453,150         1,000,000    1,000,000    1,000,000
          20               694,385         1,000,000    1,000,000    1,111,331
          25             1,002,269         1,000,000    1,000,000    1,920,064
          30             1,395,216                0*    1,000,000    3,250,096
          35             1,896,726                0*    1,029,127    5,326,214

                                      POLICY VALUE                                              CASH VALUE
                 -------------------------------------------------------  -------------------------------------------------------
                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
                 -------------------------------------------------------  -------------------------------------------------------
    END OF
  POLICY YEAR                  0%         6%          12%                               0%         6%          12%
---------------             ---------  ---------  -----------                        ---------  ---------  -----------
           1                   15,413     16,410       17,408                            6,123      7,120        8,118
           2                   30,513     33,465       36,539                           22,255     25,207       28,281
           3                   45,283     51,175       57,555                           38,057     43,950       50,330
           4                   59,704     69,549       80,635                           53,511     63,356       74,442
           5                   73,756     88,591      105,973                           68,595     83,430      100,811
           6                   87,411    108,303      133,780                           83,282    104,174      129,651
           7                  100,634    128,678      164,287                           97,537    125,582      161,191
           8                  113,375    149,699      197,742                          111,310    147,635      195,678
           9                  125,569    171,333      234,409                          124,537    170,301      233,377
          10                  137,137    193,537      274,583                          137,137    193,537      274,583
          15                  197,389    328,964      562,463                          197,389    328,964      562,463
          20                  222,986    475,520    1,038,627                          222,986    475,520    1,038,627
          25                  169,729    622,087    1,828,633                          169,729    622,087    1,828,633
          30                       0*    771,559    3,095,329                               0*    771,559    3,095,329
          35                       0*    980,121    5,072,585                               0*    980,121    5,072,585

* Additional payment will be required to prevent policy termination.

ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.

THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

             FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY

SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  A

MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55

ANNUAL PREMIUM:  $20,000                            CASH VALUE ACCUMULATION TEST

                                CURRENT CHARGES

                                                     DEATH BENEFIT
                                         -------------------------------------
                                          ASSUMING HYPOTHETICAL GROSS ANNUAL
                  PREMIUM ACCUMULATED            INVESTMENT RETURN OF
    END OF         AT 5% INTEREST PER    -------------------------------------
  POLICY YEAR             YEAR               0%           6%           12%
---------------  ----------------------  -----------  -----------  -----------
           1                21,000         1,000,000    1,000,000    1,000,000
           2                43,050         1,000,000    1,000,000    1,000,000
           3                66,203         1,000,000    1,000,000    1,000,000
           4                90,513         1,000,000    1,000,000    1,000,000
           5               116,038         1,000,000    1,000,000    1,000,000
           6               142,840         1,000,000    1,000,000    1,000,000
           7               170,982         1,000,000    1,000,000    1,000,000
           8               200,531         1,000,000    1,000,000    1,000,000
           9               231,558         1,000,000    1,000,000    1,000,000
          10               264,136         1,000,000    1,000,000    1,000,000
          15               453,150         1,000,000    1,000,000    1,153,309
          20               694,385         1,000,000    1,000,000    1,853,149
          25             1,002,269         1,000,000    1,153,358    2,858,371
          30             1,395,216         1,000,000    1,405,325    4,316,513
          35             1,896,726         1,000,000    1,670,923    6,419,966

                             POLICY VALUE                                    CASH VALUE
             ---------------------------------------------  ---------------------------------------------
             ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT
                               RETURN OF                                      RETURN OF
             ---------------------------------------------  ---------------------------------------------
  END OF
POLICY YEAR            0%        6%         12%                       0%        6%         12%
-----------          -------  ---------  ---------                  -------  ---------  ---------
       1              15,557     16,560     17,565                    6,267      7,270      8,275
       2              30,972     33,958     37,067                   22,714     25,700     28,809
       3              46,243     52,234     58,719                   39,018     45,008     51,494
       4              61,370     71,430     82,756                   55,177     65,236     76,563
       5              76,349     91,588    109,436                   71,188     86,427    104,275
       6              91,176    112,751    139,047                   87,047    108,622    134,918
       7             105,844    134,963    171,903                  102,747    131,866    168,807
       8             120,345    158,269    208,359                  118,280    156,204    206,294
       9             134,672    182,715    248,804                  133,640    181,683    247,772
      10             148,818    208,354    293,676                  148,818    208,354    293,676
      15             230,988    373,446    623,548                  230,988    373,446    623,548
      20             302,248    579,668  1,172,469                  302,248    579,668  1,172,469
      25             344,026    831,075  2,059,656                  344,026    831,075  2,059,656
      30             312,860  1,119,566  3,438,793                  312,860  1,119,566  3,438,793
      35              75,632  1,428,472  5,488,429                   75,632  1,428,472  5,488,429

ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.

THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

             FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY

SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  A

MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55

ANNUAL PREMIUM:  $20,000                            CASH VALUE ACCUMULATION TEST

                               GUARANTEED CHARGES

                                                     DEATH BENEFIT
                                         -------------------------------------
                                          ASSUMING HYPOTHETICAL GROSS ANNUAL
                  PREMIUM ACCUMULATED            INVESTMENT RETURN OF
    END OF         AT 5% INTEREST PER    -------------------------------------
  POLICY YEAR             YEAR               0%           6%           12%
---------------  ----------------------  -----------  -----------  -----------
           1                21,000         1,000,000    1,000,000    1,000,000
           2                43,050         1,000,000    1,000,000    1,000,000
           3                66,203         1,000,000    1,000,000    1,000,000
           4                90,513         1,000,000    1,000,000    1,000,000
           5               116,038         1,000,000    1,000,000    1,000,000
           6               142,840         1,000,000    1,000,000    1,000,000
           7               170,982         1,000,000    1,000,000    1,000,000
           8               200,531         1,000,000    1,000,000    1,000,000
           9               231,558         1,000,000    1,000,000    1,000,000
          10               264,136         1,000,000    1,000,000    1,000,000
          15               453,150         1,000,000    1,000,000    1,040,236
          20               694,385         1,000,000    1,000,000    1,598,918
          25             1,002,269         1,000,000    1,000,000    2,319,922
          30             1,395,216                0*    1,000,000    3,266,634
          35             1,896,726                0*    1,100,663    4,528,632

                                      POLICY VALUE                                              CASH VALUE
                 -------------------------------------------------------  -------------------------------------------------------
                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
                 -------------------------------------------------------  -------------------------------------------------------
    END OF
  POLICY YEAR                  0%         6%          12%                               0%         6%          12%
---------------             ---------  ---------  -----------                        ---------  ---------  -----------
           1                   15,413     16,410       17,408                            6,123      7,120        8,118
           2                   30,513     33,465       36,539                           22,255     25,207       28,281
           3                   45,283     51,175       57,555                           38,057     43,950       50,330
           4                   59,704     69,549       80,635                           53,511     63,356       74,442
           5                   73,756     88,591      105,973                           68,595     83,430      100,811
           6                   87,411    108,303      133,780                           83,282    104,174      129,651
           7                  100,634    128,678      164,287                           97,537    125,582      161,191
           8                  113,375    149,699      197,742                          111,310    147,635      195,678
           9                  125,569    171,333      234,409                          124,537    170,301      233,377
          10                  137,137    193,537      274,583                          137,137    193,537      274,583
          15                  197,389    328,964      562,414                          197,389    328,964      562,414
          20                  222,986    475,520    1,011,619                          222,986    475,520    1,011,619
          25                  169,729    622,087    1,671,667                          169,729    622,087    1,671,667
          30                       0*    771,559    2,602,397                               0*    771,559    2,602,397
          35                       0*    940,957    3,871,527                               0*    940,957    3,871,527

* Additional payment will be required to prevent policy termination.

ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.

THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

             FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY

SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  B

MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55

ANNUAL PREMIUM:  $20,000              GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                                CURRENT CHARGES

                                                     DEATH BENEFIT
                                         -------------------------------------
                                          ASSUMING HYPOTHETICAL GROSS ANNUAL
                  PREMIUM ACCUMULATED            INVESTMENT RETURN OF
    END OF         AT 5% INTEREST PER    -------------------------------------
  POLICY YEAR             YEAR               0%           6%           12%
---------------  ----------------------  -----------  -----------  -----------
           1                21,000         1,015,557    1,016,560    1,017,565
           2                43,050         1,030,972    1,033,958    1,037,067
           3                66,203         1,046,242    1,052,233    1,058,719
           4                90,513         1,061,368    1,071,428    1,082,754
           5               116,038         1,076,345    1,091,583    1,109,430
           6               142,840         1,091,167    1,112,740    1,139,032
           7               170,982         1,105,826    1,134,940    1,171,874
           8               200,531         1,120,312    1,158,225    1,208,300
           9               231,558         1,134,616    1,182,637    1,248,694
          10               264,136         1,148,726    1,208,221    1,293,483
          15               453,150         1,230,233    1,372,156    1,621,411
          20               694,385         1,297,600    1,570,274    2,161,877
          25             1,002,269         1,320,898    1,777,516    3,022,084
          30             1,395,216         1,234,054    1,919,012    4,334,799
          35             1,896,726                0*    1,827,516    6,244,070

                                       CASH VALUE                                              POLICY VALUE
                 -------------------------------------------------------  -------------------------------------------------------
                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
                 -------------------------------------------------------  -------------------------------------------------------
    END OF
  POLICY YEAR                  0%         6%          12%                               0%         6%          12%
---------------             ---------  ---------  -----------                        ---------  ---------  -----------
           1                   15,557     16,560       17,565                            6,267      7,270        8,275
           2                   30,972     33,958       37,067                           22,714     25,700       28,809
           3                   46,242     52,233       58,719                           39,017     45,008       51,493
           4                   61,368     71,428       82,754                           55,175     65,234       76,560
           5                   76,345     91,583      109,430                           71,184     86,422      104,269
           6                   91,167    112,740      139,032                           87,038    108,611      134,904
           7                  105,826    134,940      171,874                          102,729    131,844      168,777
           8                  120,312    158,225      208,300                          118,248    156,161      206,236
           9                  134,616    182,637      248,694                          133,583    181,604      247,662
          10                  148,726    208,221      293,483                          148,726    208,221      293,483
          15                  230,233    372,156      621,411                          230,233    372,156      621,411
          20                  297,600    570,274    1,161,877                          297,600    570,274    1,161,877
          25                  320,898    777,516    2,022,084                          320,898    777,516    2,022,084
          30                  234,054    919,012    3,334,799                          234,054    919,012    3,334,799
          35                       0*    827,516    5,244,070                               0*    827,516    5,244,070

* Additional payment will be required to prevent policy termination.

ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.

THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

             FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY

SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  B

MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55

ANNUAL PREMIUM:  $20,000              GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                               GUARANTEED CHARGES

                                                     DEATH BENEFIT
                                         -------------------------------------
                                          ASSUMING HYPOTHETICAL GROSS ANNUAL
                  PREMIUM ACCUMULATED            INVESTMENT RETURN OF
    END OF         AT 5% INTEREST PER    -------------------------------------
  POLICY YEAR             YEAR               0%           6%           12%
---------------  ----------------------  -----------  -----------  -----------
           1                21,000         1,015,412    1,016,409    1,017,407
           2                43,050         1,030,507    1,033,459    1,036,532
           3                66,203         1,045,263    1,051,153    1,057,530
           4                90,513         1,059,657    1,069,493    1,080,569
           5               116,038         1,073,660    1,088,473    1,105,829
           6               142,840         1,087,236    1,108,081    1,133,499
           7               170,982         1,100,339    1,128,290    1,163,779
           8               200,531         1,112,904    1,149,057    1,196,869
           9               231,558         1,124,848    1,170,312    1,232,967
          10               264,136         1,136,065    1,191,962    1,272,273
          15               453,150         1,191,719    1,318,996    1,544,704
          20               694,385         1,202,653    1,431,355    1,941,455
          25             1,002,269         1,116,030    1,461,530    2,470,774
          30             1,395,216                0*    1,286,200    3,102,540
          35             1,896,726                0*           0*    3,720,140

                                      POLICY VALUE                                              CASH VALUE
                 -------------------------------------------------------  -------------------------------------------------------
                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
                 -------------------------------------------------------  -------------------------------------------------------
    END OF
  POLICY YEAR                  0%         6%          12%                               0%         6%          12%
---------------             ---------  ---------  -----------                        ---------  ---------  -----------
           1                   15,412     16,409       17,407                            6,122      7,119        8,117
           2                   30,507     33,459       36,532                           22,249     25,201       28,274
           3                   45,263     51,153       57,530                           38,037     43,928       50,305
           4                   59,657     69,493       80,569                           53,464     63,300       74,376
           5                   73,660     88,473      105,829                           68,499     83,312      100,668
           6                   87,236    108,081      133,499                           83,107    103,952      129,370
           7                  100,339    128,290      163,779                           97,242    125,193      160,682
           8                  112,904    149,057      196,869                          110,840    146,992      194,804
           9                  124,848    170,312      232,967                          123,815    169,280      231,935
          10                  136,065    191,962      272,273                          136,065    191,962      272,273
          15                  191,719    318,996      544,704                          191,719    318,996      544,704
          20                  202,653    431,355      941,455                          202,653    431,355      941,455
          25                  116,030    461,530    1,470,774                          116,030    461,530    1,470,774
          30                       0*    286,200    2,102,540                               0*    286,200    2,102,540
          35                       0*         0*    2,720,140                               0*         0*    2,720,140

* Additional payment will be required to prevent policy termination.

ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.

THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

             FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY

SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  B

MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55

ANNUAL PREMIUM:  $20,000                            CASH VALUE ACCUMULATION TEST

                                CURRENT CHARGES

                                                     DEATH BENEFIT
                                         -------------------------------------
                                          ASSUMING HYPOTHETICAL GROSS ANNUAL
                  PREMIUM ACCUMULATED            INVESTMENT RETURN OF
    END OF         AT 5% INTEREST PER    -------------------------------------
  POLICY YEAR             YEAR               0%           6%           12%
---------------  ----------------------  -----------  -----------  -----------
           1                21,000         1,015,557    1,016,560    1,017,565
           2                43,050         1,030,972    1,033,958    1,037,067
           3                66,203         1,046,242    1,052,233    1,058,719
           4                90,513         1,061,368    1,071,428    1,082,754
           5               116,038         1,076,345    1,091,583    1,109,430
           6               142,840         1,091,167    1,112,740    1,139,032
           7               170,982         1,105,826    1,134,940    1,171,874
           8               200,531         1,120,312    1,158,225    1,208,300
           9               231,558         1,134,616    1,182,637    1,248,694
          10               264,136         1,148,726    1,208,221    1,293,483
          15               453,150         1,230,233    1,372,156    1,621,411
          20               694,385         1,297,600    1,570,274    2,161,877
          25             1,002,269         1,320,898    1,777,516    3,022,084
          30             1,395,216         1,234,054    1,919,012    4,334,799
          35             1,896,726                0*    1,827,516    6,244,070

                                      POLICY VALUE                                              CASH VALUE
                 -------------------------------------------------------  -------------------------------------------------------
                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
                 -------------------------------------------------------  -------------------------------------------------------
    END OF
  POLICY YEAR                  0%         6%          12%                               0%         6%          12%
---------------             ---------  ---------  -----------                        ---------  ---------  -----------
           1                   15,557     16,560       17,565                            6,267      7,270        8,275
           2                   30,972     33,958       37,067                           22,714     25,700       28,809
           3                   46,242     52,233       58,719                           39,017     45,008       51,493
           4                   61,368     71,428       82,754                           55,175     65,234       76,560
           5                   76,345     91,583      109,430                           71,184     86,422      104,269
           6                   91,167    112,740      139,032                           87,038    108,611      134,904
           7                  105,826    134,940      171,874                          102,729    131,844      168,777
           8                  120,312    158,225      208,300                          118,248    156,161      206,236
           9                  134,616    182,637      248,694                          133,583    181,604      247,662
          10                  148,726    208,221      293,483                          148,726    208,221      293,483
          15                  230,233    372,156      621,411                          230,233    372,156      621,411
          20                  297,600    570,274    1,161,877                          297,600    570,274    1,161,877
          25                  320,898    777,516    2,022,084                          320,898    777,516    2,022,084
          30                  234,054    919,012    3,334,799                          234,054    919,012    3,334,799
          35                       0*    827,516    5,244,070                               0*    827,516    5,244,070

* Additional payment will be required to prevent policy termination.

ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.

THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

             FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY

SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  B

MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55

ANNUAL PREMIUM:  $20,000                            CASH VALUE ACCUMULATION TEST

                               GUARANTEED CHARGES

                                                     DEATH BENEFIT
                                         -------------------------------------
                                          ASSUMING HYPOTHETICAL GROSS ANNUAL
                  PREMIUM ACCUMULATED            INVESTMENT RETURN OF
    END OF         AT 5% INTEREST PER    -------------------------------------
  POLICY YEAR             YEAR               0%           6%           12%
---------------  ----------------------  -----------  -----------  -----------
           1                21,000         1,015,412    1,016,409    1,017,407
           2                43,050         1,030,507    1,033,459    1,036,532
           3                66,203         1,045,263    1,051,153    1,057,530
           4                90,513         1,059,657    1,069,493    1,080,569
           5               116,038         1,073,660    1,088,473    1,105,829
           6               142,840         1,087,236    1,108,081    1,133,499
           7               170,982         1,100,339    1,128,290    1,163,779
           8               200,531         1,112,904    1,149,057    1,196,869
           9               231,558         1,124,848    1,170,312    1,232,967
          10               264,136         1,136,065    1,191,962    1,272,273
          15               453,150         1,191,719    1,318,996    1,544,704
          20               694,385         1,202,653    1,431,355    1,941,455
          25             1,002,269         1,116,030    1,461,530    2,470,774
          30             1,395,216                0*    1,286,200    3,102,540
          35             1,896,726                0*           0*    3,720,140

                                      POLICY VALUE                                              CASH VALUE
                 -------------------------------------------------------  -------------------------------------------------------
                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
                 -------------------------------------------------------  -------------------------------------------------------
    END OF
  POLICY YEAR                  0%         6%          12%                               0%         6%          12%
---------------             ---------  ---------  -----------                        ---------  ---------  -----------
           1                   15,412     16,409       17,407                            6,122      7,119        8,117
           2                   30,507     33,459       36,532                           22,249     25,201       28,274
           3                   45,263     51,153       57,530                           38,037     43,928       50,305
           4                   59,657     69,493       80,569                           53,464     63,300       74,376
           5                   73,660     88,473      105,829                           68,499     83,312      100,668
           6                   87,236    108,081      133,499                           83,107    103,952      129,370
           7                  100,339    128,290      163,779                           97,242    125,193      160,682
           8                  112,904    149,057      196,869                          110,840    146,992      194,804
           9                  124,848    170,312      232,967                          123,815    169,280      231,935
          10                  136,065    191,962      272,273                          136,065    191,962      272,273
          15                  191,719    318,996      544,704                          191,719    318,996      544,704
          20                  202,653    431,355      941,455                          202,653    431,355      941,455
          25                  116,030    461,530    1,470,774                          116,030    461,530    1,470,774
          30                       0*    286,200    2,102,540                               0*    286,200    2,102,540
          35                       0*         0*    2,720,140                               0*         0*    2,720,140

* Additional payment will be required to prevent policy termination.

ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.

THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

APPENDIX B

         Mortality and Expense Risk Charge - Specified Amount Component

         Table of Annual Charges Per $1,000 of Initial Specified Amount

  Issue      Annual
  Age*       Charge
---------  -----------
    20-25   $    0.04
       26        0.05
       27        0.06
       28        0.07
       29        0.08
       30        0.09
       31        0.10
       32        0.11
       33        0.12
       34        0.13
       35        0.14
       36        0.17
       37        0.19
       38        0.22
       39        0.25
       40        0.28
       41        0.30

  Issue      Annual
  Age*       Charge
---------  -----------
       42   $    0.33
       43        0.36
       44        0.38
       45        0.41
       46        0.44
       47        0.47
       48        0.50
       49        0.53
       50        0.57
       51        0.60
       52        0.63
       53        0.66
       54        0.69
       55        0.72
       56        0.77
       57        0.83
       58        0.88
  Issue      Annual
  Age*       Charge
---------  -----------
       59   $    0.94
       60        0.99
       61        1.04
       62        1.10
       63        1.15
       64        1.21
       65        1.26
       66        1.31
       67        1.35
       68        1.40
       69        1.44
       70        1.49
       71        1.54
       72        1.58
       73        1.63
       74        1.67
    75-85        1.72

*The issue age used in this calculation equals the younger insured issue age plus an age adjustment. The age adjustment is based on the age difference (older issue age minus younger issue age) and this schedule:

        Age             Age
 Difference      Adjustment
    (years)         (years)
-------------  ------------
        0-1               0
        2-4               1
        5-8               2
       9-14               3
      15-24               4
      25-34               5
      35-44               6
      45-54               7
      55-65               8

Example: For a Policy at issue ages 65 and 60 and a Specified Amount of $1,000,000, the age adjustment is 2 and the issue age is 62. The annual charge per $1000 of Specified Amount is $1.10. The Specified Amount component of the mortality and expense risk charge will be $1100.04 annually, or $91.67 monthly, for this Policy.

Note: In no event will the sum of the Mortality and Expense Risk
Charge - Specified Amount Component Annual Charge and the annualized underwriting and issue charge exceed $1.90 per $1000 of initial Specified Amount. The underwriting and issue charge will be reduced to meet this constraint if necessary.

                                       --

Northwestern Mutual Variable Joint Life

Northwestern Mutual Variable Life Account
Northwestern Mutual Series Fund, Inc.


71-2010 (12-98)


PROSPECTUS


Northwestern
Mutual Life-Registered Trademark-
The Quiet Company-Registered Trademark-

PO Box 3095
Milwaukee WI  53201-3095

Change Service Requested